UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
               (Address of principal executive offices) (Zip code)

                                William E. White
                              Oak Associates, ltd.
                        3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334

                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                                   Annual Report

                                                                October 31, 2005

White Oak Select Growth

Rock Oak Core Growth

Pin Oak Aggressive Stock

River Oak Discovery

Red Oak Technology Select

Black Oak Emerging Technology

Live Oak Health Sciences

O SMALL CAP GROWTH INVESTING
  NOW AVAILABLE WITH
  RIVER OAK DISCOVERY FUND

[LOGO OMITTED] OAK ASSOCIATES FUNDS

To Our Shareholders


Dear Fellow Shareholders:

We are pleased to send you the latest Annual Report for the Oak Associates Funds covering the fiscal year ended October 31, 2005, which includes discussions of the individual Funds' performance, details of the Fund holdings, a report from the Funds' independent auditors, and other important financial data. We encourage you to read it carefully to stay abreast of your investments.

Over the past year, we have added two new mutual funds to increase shareholder investment options:

      RIVER OAK DISCOVERY FUND (RIVSX) -- This small-cap growth fund seeks undiscovered companies with cutting-edge products, visionary management, and the ability to bring innovation to both new and established industries.

      ROCK OAK CORE GROWTH FUND (RCKSX) -- This large-cap growth fund seeks a diversified portfolio of larger, established growth companies who seek to capitalize on demographic, productivity and globalization growth trends.

We encourage you to visit www.oakfunds.com to learn more about these new investment options, and get up-to-date commentaries and information about each of the seven Oak Associates Funds.

As always, we look forward to serving your investment needs and thank you for the trust you have placed in us.

Sincerely,

Oak Associates Funds


           TABLE OF CONTENTS



Fund Profiles ......................    2

Financial Highlights ...............   16

Statements of Net Assets ...........   20

Statements of Operations ...........   40

Statements of Changes
in Net Assets ......................   42

Notes to Financial Statements ......   44

Report of Independent Registered
Public Accounting Firm .............   50

Trustees and Officers
of the Trust .......................   51

Disclosure of Fund Expenses ........   54

                    TWO NEW INVESTMENT OPTIONS NOW AVAILABLE

                                SMALL CAP GROWTH

                        RIVER OAK DISCOVERY FUND (RIVSX)
                              Opened June 30, 2005

     o The River Oak Discovery Fund seeks smaller companies, whose intense focus on innovation drives long-term growth

     o A research-driven investment process leads to small, rapidly growing businesses, undiscovered by Wall Street

     o The Fund invests in companies that have cutting edge products, visionary management, and the ability to bring innovation to both new and established industries

MORE INFORMATION ON RIVER OAK DISCOVERY FUND CAN BE FOUND ON PAGE 8 OF THIS REPORT.


                        LARGE CAP GROWTHLARGE CAP GROWTH

                        ROCK OAK CORE GROWTH FUND (RCKSX)
                            Opened December 31, 2004

     o The Rock Oak Core Growth Fund seeks a diversified portfolio of larger, established growth companies

     o Demographic, productivity and globalization trends are providing tomorrow's growth opportunities

     o The Fund invests in innovative companies that seek to capitalize on these dominant growth themes

MORE INFORMATION ON ROCK OAK CORE GROWTH FUND CAN BE FOUND ON PAGE 4 OF THIS REPORT.


             TO LEARN MORE OR INVEST TODAY, VISIT WWW.OAKFUNDS.COM.

Mutual fund investing involves risk, including loss of principal. In addition to the normal risks associated with investing, investments in smaller companies typically exhibit higher volatility. The Oak Associates Funds are distributed by SEI Investments Distribution Co., which is not affiliated with Oak Associates, ltd. or any other affiliate.

TO DETERMINE IF THIS FUND IS AN APPROPRIATE INVESTMENT FOR YOU, CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISK FACTORS, CHARGES AND EXPENSES BEFORE INVESTING. THIS AND OTHER INFORMATION CAN BE FOUND IN THE FUND'S PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-888-462-5386 OR BY VISITING OUR WEBSITE AT WWW.OAKFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

White Oak Select Growth Fund


OCTOBER 31, 2005

WHITE OAK SELECT GROWTH FUND

The Fund invests primarily in common stocks of large capitalization companies (in excess of $5 billion) that are key performers within growing industries.



The White Oak Select Growth Fund (the "Fund") eased (0.19)% for the one year period ending October 31, 2005. The comparative index, the S&P 500 Composite Index gained 8.72%, and the Lipper Large-Cap Growth Funds Average returned 10.06%. Since its inception, the Fund has gained 9.22% on an annualized basis, versus 10.30% for the S&P 500 Composite Index and 8.15% for the Lipper Large-Cap Growth Funds Average.

The performance of the Fund in 2005 mimicked that of 2004. For the second straight year, commodity-related sectors drove much of the return for the comparative indices. Not owning the sectors or stocks tied to the rise in commodity prices hurt the Fund. The big story in 2005 was energy. Crude oil surged 16% and peaked at over $70 a barrel in August. The rise in oil was exacerbated by two devastating hurricanes that hit the Gulf Coast and tight excess supply world-wide. We view these factors as temporary issues that should resolve themselves. Nevertheless, energy and technology stocks are often inversely correlated and a strong energy market hampered the performance of the Fund.

The Fund remains concentrated in 24 holdings and four sectors. While this concentration can increase volatility in the short-term, we believe it is essential to long-term out-performance. The largest overweight sector is Technology due to the productivity enhancing nature of the group and attractive relative valuation. Healthcare is the second largest position and a prime beneficiary of demographics and innovation. Financials and Industrials round out the remaining sectors.

Within the portfolio, Charles Schwab, the second largest individual position, climbed more than 65% over the past year. The stock, which had been a laggard in 2004, recovered strongly after founder Charles Schwab returned to the CEO role in late 2004. The company continues to attract new assets and has refocused the business on its core competencies. Both steps have been well received by Wall Street.

Within the technology sector, Symbol Technologies fell sharply after the scanning equipment producer lowered earnings expectations and suffered from upper management turnover. Additionally, semiconductor stocks weighed on the tech sector performance as the cyclical nature of the sector is typically the first to respond to concerns over the economy. More recently however, the group has been showing signs that a sustained recovery may be underway.

Several new additions to the portfolio contributed strongly to the performance. Gene-chip producer Affymetrix gained 49%; biotech-leader Amgen rose 33%; Caterpillar climbed 31%; IT-services provider Cognizant Technology Solutions added 29%; and Electronic Arts jumped 27%.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2005.

                                                            Average Annual Total Returns
                              ---------------------------------------------------------------------------------------------
                                1 Year Return   3 Year Return    5 Year Return   10 Year Return    Inception to Date
---------------------------------------------------------------------------------------------------------------------------
White Oak Select Growth Fund       (0.19)%          10.52%          (16.39)%          5.80%             9.22%*
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index             8.72%           12.85%           (1.74)%          9.34%            10.30%**
---------------------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds
Average                            10.06%           10.26%           (7.15)%          6.48%             8.15%**
---------------------------------------------------------------------------------------------------------------------------

 * Since 8/3/92
**Since 7/31/92

----------------------------
FUND DATA
----------------------------
Ticker Symbol        WOGSX

Share Price         $31.35

Total Net Assets     $879M

Portfolio Turnover  36.46%

2005 Capital Gain
   Distribution       None

                  TOP 10 HOLDINGS+

  1. Medtronic                           6.25%
  2. Charles Schwab                      6.10%
  3. Cisco Systems                       6.10%
  4. eBay                                5.57%
  5. Caterpillar                         5.51%
  6. Qualcomm                            5.45%
  7. Electronic Arts                     4.92%
  8. Amgen                               4.85%
  9. Symantec                            4.82%
 10. United Parcel Service               4.77%

+ Percentages are based on net assets.


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
                WHITE OAK SELECT GROWTH FUND, VERSUS THE S&P 500
             COMPOSITE INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS
                            AVERAGE, SINCE 10/31/95

                    [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

            WHITE OAK SELECT GROWTH FUND                 S&P 500 COMPOSITE INDEX             LIPPER LARGE-CAP GROWTH FUNDS AVERAGE
10/31/95                  10000                                    10000                                     10000
10/1996                   12133                                    12410                                     11912
10/1997                   16314                                    16395                                     15262
10/1998                   19003                                    20000                                     17867
10/1999                   29743                                    25134                                     24594
10/2000                   43011                                    26665                                     28689
10/2001                   19359                                    20025                                     18134
10/2002                   13015                                    16999                                     14892
10/2003                   19086                                    20535                                     17706
10/2004                   17606                                    22470                                     18197
10/2005                   17573                                    24429                                     20027

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

www.oakfunds.com

Rock Oak Core Growth Fund


OCTOBER 31, 2005

ROCK OAK CORE GROWTH FUND

The Fund invests primarily in common stocks of established U.S. companies with large market capitalization (larger than $5 billion) that stand to benefit from long-term themes such as globalization, demographics, productivity and innovation.


The Rock Oak Core Growth Fund (the "Fund") rose 1.00% since its inception on December 31, 2004. This return compares to a 1.05% gain in the S&P 500 Composite Index and 1.77% gain in the Lipper Large-Cap Growth Funds Average. The Fund's performance was driven by sectors heavily exposed to commodity prices. Specifically, energy and industrial stocks were strong contributors to the absolute return, while weakness in the technology sector weighed on overall performance.

Rising oil and natural gas prices drove strong performance throughout the U.S. stock market in 2005. Within the S&P 500 Composite Index, the Energy and Utilities sectors gained an impressive 26.8%, and 12.6%, respectively, since December 31, 2004. The performance of both sectors reflects the rise in commodity prices and inflationary concerns that higher energy prices bring. The Fund has exposure to energy companies through its investment in late stage equipment suppliers to the oil and gas industry. While the best gains in energy are probably behind the market, the significant underinvestment in energy infrastructure bodes well for certain equipment suppliers to the industry.

Throughout 2005 the Federal Reserve continued its series of interest rate increases, raising rates 7 times to 4%. Higher interest rates and fears over inflation hampered the performance of many growth sectors, including Technology. Higher interest rates lower the present value of future earnings and thus caused valuations for tech stocks to decline despite very strong earnings growth. Going forward, we expect earnings growth to remain the primary driver of stock returns and valuations to benefit from the end of interest rate tightening.

Within the portfolio, three of the top five best performing stocks were energy related. Coal supplier Joy Global gained 60% in the first 10 calendar months of 2005 as higher oil prices make coal a much more attractive option for power companies. Ultra Petroleum, a natural gas producer in Wyoming, climbed 118% on rising gas prices and strong reserves. In the Healthcare sector, chip supplier Affymetrix rose nearly 25%. The semiconductor company provides equipment with genomics information already imbedded within its chip to pharmaceutical and biotechnology companies. We continue to believe Affymetrix will benefit from the shift to targeted drug discovery using genomics information.

Technology stocks weighed on the performance of the Fund due to the overweighting in this sector. While this was disappointing, the sector offers an excellent combination of strong earnings growth and productivity gains that historically has driven stock prices higher over the long-run.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2005.


                                                Cummulative
                                             Inception to Date*
--------------------------------------------------------------------------------
Rock Oak Core Growth Fund                           1.00%
--------------------------------------------------------------------------------
S&P 500 Composite Index                             1.05%
--------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average               1.77%
--------------------------------------------------------------------------------
* Since 12/31/04


----------------------------
FUND DATA
----------------------------
Ticker Symbol        RCKSX

Share Price         $10.10

Total Net Assets      $11M

Portfolio Turnover  44.73%

2005 Capital Gain
  Distribution        None

                    TOP 10 HOLDINGS+

  1. Cognizant Technology Solutions            4.79%
  2. Goldman Sachs Group                       4.31%
  3. Qualcomm                                  3.99%
  4. Expeditors International Washington       3.73%
  5. Schlumberger                              3.52%
  6. Starbucks                                 3.48%
  7. Electronic Arts                           3.23%
  8. Symantec                                  3.07%
  9. Yahoo!                                    2.97%
 10. Lowe's                                    2.82%

+ Percentages are based on net assets.

        Comparison of Change in the Value of a $10,000 Investment in the Rock Oak Core Growth Fund, versus the S&P 500 Composite Index and the
        Lipper Large-Cap Growth Funds Average since inception (12/31/04)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                   ROCK OAK CORE GROWTH FUND                 S&P 500 COMPOSITE INDEX          LIPPER LARGE-CAP GROWTH FUNDS AVERAGE
12/31/2004                10000                                    10000                                     10000
10/2005                   10100                                    10105                                     10177

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

www.oakfunds.com

Pin Oak Aggressive Stock Fund


OCTOBER 31, 2005

PIN OAK AGGRESSIVE STOCK FUND

The Fund invests primarily in common stocks of U.S. companies with small to medium market capitalizations (between $500 million and $5 billion) that are key performers within growing industries.


The Pin Oak Aggressive Stock Fund (the "Fund") gained 11.09% for the year, while the comparative index, the S&P MidCap 400 Index gained 17.65% and the Lipper Multi-Cap Growth Funds Average returned 12.95%. For the three years ended October 31, 2005, on an annualized basis, the Fund has returned 22.02%, versus 19.53% for the S&P MidCap 400 Index and 15.26% for the Lipper Multi-Cap Growth Funds Average. Since its inception and on an annualized basis, the Fund has returned 6.10%, versus 14.11% for the S&P MidCap 400 Index and 10.20% for the Lipper Multi-Cap Growth Funds Average.

The Energy and Technology sectors often trade inversely, and the dramatic outperformance by the former and underperformance of the latter worked against the Fund. We have been surprised by the magnitude and duration of strong performance of the energy sector, but believe that the best long-term growth ideas generally lie outside that area.

Standout performers over the past year included Internet search company Google, whose results continue to exceed expectations; health care information technology company Cerner, who is benefiting from the move by hospitals to electronic medical records; discount brokerage firm Charles Schwab, an asset-gathering machine that has improved margins; and homebuilder Toll Brothers, which has since been sold, who has seen strong demand for its homes.

Laggards included scanning device company Symbol Technologies, whose results disappointed investors, and semiconductor companies Xilinx and Maxim Integrated Products, who ratcheted down expectations for growth. We believe the slowdown in the semiconductor market is temporary - as chips get cheaper to make, they are going into more and more devices, which bodes well for long-term growth.

We added six new stocks to the Fund during the year: Affymetrix, Amazon.com, Blue Nile, Google, Kla-Tencor, and Rockwell Automation. Amazon.com, Blue Nile, and Google are all taking advantage of the growth in ecommerce, and perhaps less obviously, they all improve the efficiency of their product markets by matching buyers and sellers. Affymetrix manufactures and sells gene-chip microarrays that assist scientists in conducting genetic research - an area that we believe could be enormous. Kla-Tencor makes equipment that helps semiconductor manufacturers improve yields, which becomes increasingly important as the feature size of semiconductors shrinks. With its automation equipment, Rockwell Automation is positioned to take advantage of the need - due to increasing competition and globalization - of industrial companies to improve efficiency.

Along with these additions, we culled a few stocks from the Fund, thereby ensuring that the portfolio remains concentrated in our best ideas.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2005.

                                                                        Average Annual Total Returns
                                    ------------------------------------------------------------------------------------------------
                                        1 Year Return    3 Year Return      5 Year Return   10 Year Return    Inception to Date
------------------------------------------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund              11.09%            22.02%            (21.11)%          2.38%             6.10%*
------------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index                       17.65%            19.53%              7.32%          14.19%            14.11%**
------------------------------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds
Average                                    12.95%            15.26%             (6.85)%          7.94%            10.20%**
------------------------------------------------------------------------------------------------------------------------------------

* Since 8/3/92
**Since 7/31/92


---------------------------
FUND DATA
---------------------------
Ticker Symbol        POGSX

Share Price         $21.13

Total Net Assets     $139M

Portfolio Turnover  28.02%

2005 Capital Gain
  Distribution        None


                  TOP 10 HOLDINGS+

  1. Google                              9.42%
  2. Charles Schwab                      7.42%
  3. eBay                                7.01%
  4. Avid Technology                     6.15%
  5. Yahoo!                              6.02%
  6. Amazon.com                          5.72%
  7. Affymetrix                          5.22%
  8. Cisco Systems                       4.88%
  9. Juniper Networks                    4.85%
 10. Cerner                              4.67%

+ Percentages are based on net assets.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         PIN OAK AGGRESSIVE STOCK FUND, VERSUS THE S&P MIDCAP 400 INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE, SINCE 10/31/95

                    [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                PIN OAK AGGRESSIVE STOCK FUND                S&P MIDCAP 400  INDEX            LIPPER MULTI-CAP GROWTH FUNDS AVERAGE
10/31/95                10000                                    10000                                     10000
10/1996                  9861                                    11735                                     11830
10/1997                 11235                                    15566                                     14714
10/1998                 12678                                    16609                                     15922
10/1999                 24161                                    20109                                     24035
10/2000                 41402                                    26474                                     30904
10/2001                 12938                                    23178                                     18187
10/2002                  6963                                    22070                                     14768
10/2003                 11454                                    28852                                     19152
10/2004                 11388                                    32037                                     20102
10/2005                 12650                                    37691                                     22705

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

www.oakfunds.com

River Oak Discovery Fund


OCTOBER 31, 2006

RIVER OAK DISCOVERY FUND

The Fund invests primarily in smaller companies (less than $3 billion) that are rapidly growing and have cutting edge products, visionary management, and the ability to bring innovation to both new and established industries.


The River Oak Discovery Fund (the "Fund") is off to a solid start. The small-cap fund has risen 1.00% since inception on June 30, 2005. This return compares to a 2.06% gain in the Lipper Small-Cap Growth Funds Average and a 2.39% gain in the Russell 2000 Growth Index.

The performance of small-cap stocks has been rather resilient given the inflation concerns and interest rate tightening enacted by the Federal Reserve. Small-cap stocks tend to underperform in periods of rising rates given the higher funding costs and risk profile of smaller companies. However, strong earnings growth and healthy capital spending have buoyed many sectors. One area of weakness had been consumer-related holdings. This group weighed on performance in the third quarter ending September 30, but has since rebounded strongly.

Consumer-related sectors within the Fund were moderately affected by the two hurricanes that hit the Gulf Coast region. More specifically, concerns over consumer spending and the impact of higher energy prices hurt holdings exposed to consumer discretionary spending. Owning several energy stocks helped dampen the weakness from consumer stocks, which have since recovered. However, the sector's weakness did weigh on the Fund given the difference in exposure to the groups.

Within the portfolio, Healthcare stocks were both strong performers and laggards. Healthcare information technology holdings Quality Systems and Cerner rose 41% and 24%, respectively. Both companies are beneficiaries of the need to improve information systems at hospitals. Conversely, medical equipment suppliers Kinetic Concepts and Invitrogen both fell sharply on company specific issues. We continue to believe healthcare provides excellent growth opportunities and stands to benefit from both an increase in innovation and spending trends.

Software was another bright area of performance for the Fund. On-demand software service pioneer Salesforce.com rose 22%, while IT-services provider Satyam Computer Services climbed 31%. Both companies offer a strong value proposition of increasing productivity at a lower cost. Technology as a sector continues to garner an overweight position within the Fund due to the high levels of innovation the sector tends to generate and its ability to produce long-term earnings growth.

While the Fund is still very young, we're excited about its prospects and believe the small-cap sector remains a robust area for innovative companies.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2005.


                                           Cummulative Inception to Date*
--------------------------------------------------------------------------------
River Oak Discovery Fund                                1.00%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                               2.39%
--------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average                   2.06%
--------------------------------------------------------------------------------

*Since 6/30/05


----------------------------
FUND DATA
----------------------------
Ticker Symbol        RIVSX

Share Price         $10.10

Total Net Assets       $3M

Portfolio Turnover  15.68%

2005 Capital Gain
  Distribution        None


                TOP 10 HOLDINGS+

  1. Verint Systems                      3.00%
  2. Station Casinos                     2.94%
  3. Anteon International                2.94%
  4. Salesforce.com                      2.94%
  5. Satyam Computer Services            2.91%
  6. SVB Financial Group                 2.91%
  7. Viasat                              2.91%
  8. Charles River Laboratories
     International                       2.87%
  9. East West Bancorp                   2.87%
 10. Quality Systems                     2.84%

+ Percentages are based on net assets.


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         RIVER OAK DISCOVERY FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX
    AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE SINCE INCEPTION (6/30/05)

                    [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

              RIVER OAK DISCOVERY FUND                 RUSSELL 2000 GROWTH INDEX           LIPPER SMALL-CAP GROWTH FUNDS AVERAGE
6/30/2005            10000                                    10000                                     10000
10/2005              10100                                    10239                                     10206

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

www.oakfunds.com

Red Oak Technology Select Fund


OCTOBER 31, 2005

RED OAK TECHNOLOGY SELECT FUND

The Fund primarily invests in common stocks of companies which rely extensively on technology in their product development or operations, or are expected to benefit from technological advances and improvements.


The Red Oak Technology Select Fund (the "Fund") returned 3.97% for the year, while the comparative index, the Lipper Science & Technology Average returned 8.47%, and the NASDAQ 100 Index, which includes holdings within sectors beyond just technology, gained 6.63%. Since its inception and on an annualized basis, the Fund returned (6.00)%, versus (1.45)% for the Lipper Science & Technology Average and (2.03)% for the NASDAQ 100 Index.

The best performing stocks for the Fund for the twelve months ended October 31, 2005 included the web-based search provider Google, integrated circuit maker Marvell Technology Group, GeneChip manufacturer Affymetrix and Cognizant Technology Solutions which is an off-shore IT web consultant. Google's success has come from the enormous growth in the paid search advertising market which still has room to grow, particularly in international markets. Marvell Technology Group's success during the year has been driven by the growth in consumer electronics such as Apple's iPod, where they supply semi-conductors. Affymetrix provides drug makers DNA chip technology that is used in the intensifying market for personalized medicine. Cognizant Technology Solutions continues to profit from the strong trend toward outsourcing and the cost benefits that it provides.

Symbol Technologies, Maxim Integrated Products, and eBay were the biggest underperformers for the twelve months. Symbol Technologies suffered several set backs during the year including lowered near-term growth expectations. We still believe the opportunity in the rapidly growing radio frequency identification
(RFID) market makes this company one to own within the portfolio. Maxim Integrated Products missed numbers in the last quarter of the year causing significant pressure on the stock, but the company continues to be one of the best ways to invest in the growth in semiconductors over the long term. Early in the year, eBay announced plans to increase its capital spending budget for 2005 which worried investors initially. The stock price improved throughout the remainder of the year as these concerns subsided and the company continued to show strong operating results.

As the price of oil appears to have peaked, and as the Federal Reserve's interest rate tightening cycle comes to an end, we believe technology is poised for strong growth in the coming year.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2005.


                                                             Average Annual Total Returns
                                  -----------------------------------------------------------------------------------------
                                       1 Year Return     3 Year Return        5 Year Return         Inception to Date*
---------------------------------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund             3.97%              15.69%             (28.00)%                (6.00)%
---------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                           6.63%              17.19%             (13.45)%                (2.03)%
---------------------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Average        8.47%              17.45%             (15.66)%                (1.45)%
---------------------------------------------------------------------------------------------------------------------------

*Since 12/31/98


---------------------------
FUND DATA
---------------------------
Ticker Symbol        ROGSX

Share Price          $6.55

Total Net Assets     $161M

Portfolio Turnover  40.47%

2005 Capital Gain
  Distribution        None


                 TOP 10 HOLDINGS+

  1. Google                              8.79%
  2. Qualcomm                            6.92%
  3. EMC                                 6.51%
  4. Marvell Technology Group            5.63%
  5. Electronic Arts                     5.13%
  6. Juniper Networks                    5.08%
  7. Yahoo!                              4.85%
  8. eBay                                4.71%
  9. Amazon.com                          4.46%
 10. Cognizant Technology Solutions      4.46%

+ Percentages are based on net assets.


        Comparison of Change in the Value of a $10,000 Investment in the
          Red Oak Technology Select Fund, versus the NASDAQ 100 Index and the Lipper Science & Technology Average since inception (12/31/98)

                   [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

             Red Oak Technology Select Fund                  NASDAQ 100 Index                 Lipper Science & Technology Average
12/31/98              10000                                    10000                                     10000
10/1999               16939                                    14373                                     15656
10/2000               33848                                    17894                                     20969
10/2001                8448                                     7444                                      8698
10/2002                4229                                     5401                                      5830
10/2003                6559                                     7749                                      9063
10/2004                6299                                     8152                                      8828
10/2005                6549                                     8692                                      9576

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

www.oakfunds.com

Black Oak Emerging Technology Fund


OCTOBER 31, 2005

BLACK OAK EMERGING TECHNOLOGY FUND

The Fund primarily invests in common stocks of companies that are considered to be well-positioned to become market leaders among "emerging" technology companies.



The Black Oak Emerging Technology Fund (the "Fund") was down (1.44)% for the year, while the comparative index, the Lipper Science & Technology Average returned 8.47%, and the NASDAQ 100 Index, which includes holdings within sectors beyond just technology, gained 6.63%. Since its inception and on an annualized basis, the Fund was down (27.93)%, versus (10.33)% for the Lipper Science & Technology Average and (7.63)% for the NASDAQ 100 Index.

The best performing stocks for the Fund for the twelve months ended October 31, 2005 included integrated circuit maker Marvell Technology Group, GeneChip manufacturer Affymetrix and Ultimate Software Group which is a web-based provider of human resource management and payroll software solutions. Marvell Technology Group's success during the year has been driven by the growth in consumer electronics; Marvell Technology Group makes semiconductors which are embedded in fast growing devices such as Apple's iPod. Affymetrix provides drug makers DNA chip technology that is used in the intensifying market for personalized medicine. Ultimate Software Group has benefited from the trend in smaller companies lowering costs by moving human resources and payroll operations online.

Packeteer, Given Imaging, and Cree were the biggest underperformers for the twelve months. Packeteer's end markets continue to grow, but the company failed to meet growth expectations during the year due to company specific execution issues which we believe have been corrected. Given Imaging is a young, innovative medical device maker whose product roll-out has taken longer than expected, but whose outlook continues to be promising. Cree's stock suffered earlier in 2005 as the company's transition to a next generation manufacturing facility was delayed. The transition to their new facilities is back on track and should allow the company to better leverage the opportunities within the light emitting diodes (LED) market.

During fiscal year 2005, the Technology sector underperformed the broad markets as sectors such as Energy and Utilities were strong. The performance of these sectors was driven by rising commodity costs throughout the year, oil particularly. However, with the price of oil appearing to have peaked coupled with the Federal Reserve's tightening cycle nearing an end, we believe the coming year should bode well for growth in the Technology sector.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2005.

                                                   Average Annual Total Returns
                                        -----------------------------------------------------------------------------------
                                            1 Year Return    3 Year Return         Inception to Date
---------------------------------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund              (1.44)%           18.56%              (27.93)%*
---------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                                 6.63%            17.19%               (7.63)%**
---------------------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Average              8.47%            17.45%              (10.33)%**
---------------------------------------------------------------------------------------------------------------------------

 *Since 12/29/00
**Since 12/31/00


----------------------------
FUND DATA
----------------------------
Ticker Symbol        BOGSX

Share Price          $2.05

Total Net Assets      $49M

Portfolio Turnover  30.22%

2005 Capital Gain
  Distribution        None


                TOP 10 HOLDINGS+

  1. Marvell Technology Group              7.12%
  2. Avid Technology                       6.43%
  3. Cognizant Technology Solutions        6.12%
  4. Verint Systems                        6.08%
  5. DSP Group                             6.03%
  6. NAVTEIQ                               5.80%
  7. Cree                                  5.62%
  8. Ultimate Software Group               5.45%
  9. Cogent                                4.07%
 10. Macrovision                           4.04%

+ Percentages are based on net assets.


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BLACK OAK EMERGING TECHNOLOGY FUND, VERSUS THE NASDAQ 100 INDEX
          AND THE LIPPER SCIENCE & TECHNOLOGY AVERAGE, SINCE 12/31/00

                    [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

              BLACK OAK EMERGING TECHNOLOGY FUND                NASDAQ 100 INDEX            LIPPER SCIENCE & TECHNOLOGY AVERAGE
12/31/2000               10000                                    10000                                10000
10/2001                   2980                                     5832                                 5561
10/2002                   1230                                     4231                                 3728
10/2003                   2210                                     6070                                 5794
10/2004                   2080                                     6386                                 5644
10/2005                   2050                                     6809                                 6122


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

www.oakfunds.com

Live Oak Health Sciences Fund


OCTOBER 31, 2005

LIVE OAK HEALTH SCIENCES FUND

The Fund primarily invests in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.


The Live Oak Health Sciences Fund (the "Fund") returned 23.52% for the year ended October 31, 2005, while the comparative index, the S&P 500 Health Care Index, gained 9.57%, and the Lipper Health & Biotechnology Average returned 15.03%. Since its inception and on an annualized basis, the Fund has provided a return of 3.61%, versus 0.18% for the S&P 500 Health Care Index and 1.60% for the Lipper Health & Biotechnology Average for the same time period.

Drug development can be a high-risk/high-reward proposition, and this was illustrated in the past year by the happenings at biotech giants Biogen Idec, which is not a Fund holding, and Genentech, currently a Fund holding. The former withdrew from the market its new Multiple Sclerosis drug Tysabri due to multiple cases of a fatal disease in patients taking the drug. This had been a highly anticipated breakthrough therapy, and news of its withdrawal sent Biogen Idec's stock down over 40%. On the other hand, Genentech's cancer drug Avastin, which at one point in its development had low expectations, surpassed a $1 billion annual sales run-rate during the year and gained FDA approval for new uses in cancer treatment. The stock rose 99% during the year. We will continue to manage the portfolio with a focus on risk-reward, acknowledging that there is no fail-safe way to avoid the disappointments that will inevitably occur on occasion in this sector.

Strong contributors to performance included pharmacy benefit manager Express Scripts, which will help administer the new Medicare drug benefit; gene-chip microarray manufacturer Affymetrix and health care information technology company Cerner, both of which are at the forefront of long-term growth trends (genetic research and electronic medical records, respectively); and the aforementioned Genentech.

Laggards included pharmaceutical companies Medicis Pharmaceutical, which dealt with uncertainty about its pending merger with Inamed, and Pfizer, whose pain drug sales have declined dramatically given concerns over cardiovascular side effects.

The Fund established new positions in Charles River Laboratories International, a provider of animal research models, and biotech companies Cell Genesis and Rigel Pharmaceuticals.

We continue to focus on industries and companies that innovate and/or possess competitive advantages and avoid those that do not. Our long-term, low-turnover, concentrated approach also remains in place. We believe this long-term view gives us an edge, especially in a time when other managers are reacting (and often overreacting) to every short-term data point.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2005.


                                                   Average Annual Total Returns
                                        -----------------------------------------------------------------------------------
                                            1 Year Return     3 Year      Inception to Date
---------------------------------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund                  23.52%          14.19%          3.61%*
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Health Care Index                       9.57%           5.70%          0.18%**
---------------------------------------------------------------------------------------------------------------------------
Lipper Health & Biotechnology Average          15.03%          13.77%          1.60%**
---------------------------------------------------------------------------------------------------------------------------

 *Since 6/29/01
**Since 6/30/01


----------------------------
FUND DATA
----------------------------
Ticker Symbol        LOGSX

Share Price         $11.66

Total Net Assets      $36M

Portfolio Turnover  15.69%

2005 Capital Gain
  Distribution        None


                  TOP 10 HOLDINGS+

  1. Affymetrix                                 10.12%
  2. Medtronic                                   6.48%
  3. Teva Pharmaceutical Industries              6.19%
  4. Invitrogen                                  5.61%
  5. Medimmune                                   5.59%
  6. AmerisourceBergen                           5.10%
  7. Applied Biosystems Group - Applera          5.08%
  8. Amgen                                       5.01%
  9. Cerner                                      4.93%
 10. Techne                                      4.91%

+ Percentages are based on net assets.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
      LIVE OAK HEALTH SCIENCES FUND, VERSUS THE S&P 500 HEALTH CARE INDEX
          AND THE LIPPER HEALTH & BIOTECHNOLOGY AVERAGE, SINCE 6/30/01

                    [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

             LIVE OAK HEALTH SCIENCES FUND              S&P 500 HEALTH CARE INDEX           LIPPER HEALTH & BIOTECHNOLOGY AVERAGE
6/30/2001            10000                                    10000                                     10000
10/2001              10239                                    10263                                      9476
10/2002               7829                                     8536                                      7382
10/2003               9239                                     9042                                      8915
10/2004               9439                                     9200                                      9479
10/2005              11658                                    10080                                     10904


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

www.oakfunds.com

Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,

                                                           REALIZED AND                                                  NET
                    NET ASSET              NET             UNREALIZED                         DISTRIBUTIONS             ASSET
                      VALUE            INVESTMENT           GAINS OR          TOTAL               FROM                  VALUE
                    BEGINNING            INCOME           (LOSSES) ON         FROM               CAPITAL                END OF
                    OF PERIOD            (LOSS)            SECURITIES      OPERATIONS             GAINS                 PERIOD
------------------------------------------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
 2005                $31.41             $ 0.01#++          $ (0.07)##        $ (0.06)           $   --                 $31.35
 2004                 34.05              (0.19)              (2.45)            (2.64)               --                  31.41
 2003                 23.22              (0.10)              10.93             10.83                --                  34.05
 2002                 34.54              (0.12)             (11.20)           (11.32)               --                  23.22
 2001                 77.05              (0.15)             (42.08)           (42.23)            (0.28)                 34.54

ROCK OAK CORE GROWTH FUND
 2005(1)             $10.00             $(0.05)#           $  0.15           $  0.10           $    --                 $10.10

 PIN OAK AGGRESSIVE STOCK FUND
 2005                $19.02             $(0.16)#           $  2.27           $  2.11           $    --                 $21.13
 2004                 19.13              (0.17)               0.06             (0.11)               --                  19.02
 2003                 11.63              (0.12)               7.62              7.50                --                  19.13
 2002                 21.61              (0.20)              (9.78)            (9.98)               --                  11.63
 2001                 69.45              (0.32)             (47.27)           (47.59)            (0.25)                 21.61

 RIVER OAK DISCOVERY FUND
 2005(2)             $10.00             $(0.03)#           $  0.13           $  0.10            $   --                 $10.10

 RED OAK TECHNOLOGY SELECT FUND
 2005                $ 6.30             $(0.03)#+++        $  0.28           $  0.25            $   --                 $ 6.55
 2004                  6.56              (0.08)              (0.18)            (0.26)               --                   6.30
 2003                  4.23              (0.05)               2.38              2.33                --                   6.56
 2002                  8.45              (0.08)              (4.14)            (4.22)               --                   4.23
 2001                 33.85              (0.14)             (25.26)           (25.40)               --                   8.45


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

                                                                                                        RATIO OF
                                                                                                        EXPENSES
                                                                                     RATIO OF          TO AVERAGE
                                                                   RATIO OF          EXPENSES          NET ASSETS
                                                                     NET            TO AVERAGE     (EXCLUDING WAIVER,
                              NET ASSETS        RATIO OF          INVESTMENT        NET ASSETS        REIMBURSEMENT
                                END OF          EXPENSES         INCOME (LOSS)      (EXCLUDING           AND/OR           PORTFOLIO
              TOTAL             PERIOD         TO AVERAGE         TO AVERAGE         FEES PAID          FEES PAID         TURNOVER
              RETURN+            (000)         NET ASSETS         NET ASSETS        INDIRECTLY)        INDIRECTLY)          RATE
------------------------------------------------------------------------------------------------------------------------------------

WHITE OAK SELECT GROWTH FUND
 2005         (0.19)%       $  878,709             1.14%            0.04%           1.14%                  1.14%           36.46%
 2004         (7.75)         1,569,899             1.07            (0.47)           1.07                   1.07            15.83
 2003         46.64          2,136,891             1.07            (0.36)           1.08                   1.11             4.28
 2002        (32.77)         1,593,995             1.00            (0.32)           1.01                   1.01            10.76
 2001        (54.99)         3,188,358             0.95            (0.31)           0.95                   0.95            15.44

ROCK OAK CORE GROWTH FUND
 2005(1)       1.00%        $   10,560             1.15%           (0.67)%         1.15%                   1.89%           44.73%

PIN OAK AGGRESSIVE STOCK FUND
 2005         11.09%        $  139,379             1.15%           (0.78)%         1.15%                   1.22%           28.02%
 2004         (0.58)           190,839             1.15            (0.80)           1.15                   1.17            21.10
 2003         64.49            233,503             1.11            (0.83)           1.12                   1.23            21.67
 2002        (46.18)           143,775             1.00            (0.87)           1.09                   1.09            17.68
 2001        (68.75)           363,083             0.99            (0.82)           0.99                   0.99            20.91

RIVER OAK DISCOVERY FUND
 2005(2)       1.00%       $     3,063             1.35%           (0.79)%         1.35%                   4.05%           15.68%

RED OAK TECHNOLOGY SELECT FUND
 2005          3.97%       $   160,881             1.15%           (0.50)%         1.15%                   1.27%           40.47%
 2004         (3.96)           244,848             1.15            (1.01)           1.15                   1.20            38.44
 2003         55.08            327,853             1.11            (0.98)           1.11                   1.24            60.35
 2002        (49.94)           217,390             1.00            (0.97)           1.10                   1.10            47.80
 2001        (75.04)           531,663             0.98            (0.84)           0.98                   0.98            53.98

www.oakfunds.com

Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,

                                                 REALIZED AND                                                     NET
              NET ASSET                           UNREALIZED                             DISTRIBUTIONS           ASSET
                VALUE              NET             GAINS OR             TOTAL                FROM                VALUE
              BEGINNING        INVESTMENT        (LOSSES) ON            FROM                CAPITAL             END OF
              OF PERIOD           LOSS            SECURITIES         OPERATIONS              GAINS              PERIOD
------------------------------------------------------------------------------------------------------------------------------------

BLACK OAK EMERGING TECHNOLOGY FUND
 2005         $ 2.08            $(0.02)#           $(0.01)##            $(0.03)         $     --               $ 2.05
 2004           2.21             (0.03)             (0.10)               (0.13)               --                 2.08
 2003           1.23             (0.02)              1.00                 0.98                --                 2.21
 2002           2.98             (0.02)             (1.73)               (1.75)               --                 1.23
 2001(3)       10.00             (0.02)             (7.00)               (7.02)               --                 2.98

LIVE OAK HEALTH SCIENCES FUND
 2005         $ 9.44            $(0.07)#           $ 2.29              $  2.22          $     --               $11.66
 2004           9.24             (0.07)              0.27                 0.20                --                 9.44
 2003           7.83             (0.05)              1.46                 1.41                --                 9.24
 2002          10.24             (0.05)             (2.36)               (2.41)               --                 7.83
 2001(4)       10.00             (0.01)              0.25                 0.24                --                10.24

#   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

## THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.13 AND 0.40%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

+++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE
    $0.03 AND 0.51%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3) THE BLACK OAK EMERGING TECHNOLOGY FUND COMMENCED OPERATIONS ON DECEMBER 29, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(4) THE LIVE OAK HEALTH SCIENCES FUND COMMENCED OPERATIONS ON JUNE 29, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

                                                                                              RATIO OF
                                                                              RATIO OF        EXPENSES
                                                               RATIO OF       EXPENSES       TO AVERAGE
                                                                 NET         TO AVERAGE       NET ASSETS
                             NET ASSETS       RATIO OF        INVESTMENT     NET ASSETS      (EXCLUDING
                               END OF         EXPENSES           LOSS        (EXCLUDING     WAIVER AND/OR     PORTFOLIO
               TOTAL           PERIOD        TO AVERAGE       TO AVERAGE      FEES PAID       FEES PAID       TURNOVER
               RETURN+          (000)        NET ASSETS       NET ASSETS     INDIRECTLY)     INDIRECTLY)        RATE
------------------------------------------------------------------------------------------------------------------------------------

BLACK OAK EMERGING TECHNOLOGY FUND
 2005          (1.44)%        $48,901           1.15%         (1.13)%           1.15%           1.41%         30.22%
 2004          (5.88)          72,093           1.15          (1.14)            1.15            1.33          33.71
 2003          79.67           86,414           1.11          (1.08)            1.11            1.50          33.62
 2002         (58.72)          40,583           1.00          (0.86)            1.20            1.20          57.15
 2001(3)      (70.20)+        104,191           1.00          (0.52)            1.12            1.12           5.99

LIVE OAK HEALTH SCIENCES FUND
 2005          23.52%         $36,304           1.15%         (0.66)%           1.15%           1.22%         15.69%
 2004           2.16           26,226           1.15          (0.75)            1.15            1.19           4.05
 2003          18.01           22,520           1.10          (0.66)            1.10            1.28          12.55
 2002         (23.54)          18,686           1.00          (0.56)            1.18            1.18          31.00
 2001(4)        2.40+          21,134           1.00          (0.49)            1.23            1.23             --

www.oakfunds.com

Statement of Net Assets


OCTOBER 31, 2005

--------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (Unaudited)

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

AUDIO/VISUAL EQUIPMENT - 1.9%
BIOLOGICAL PRODUCTS - 4.8%
COMMERCIAL BANKS - 4.7%
COMPUTER COMMUNICATIONS EQUIPMENT - 10.7%
COMPUTER PERIPHERAL EQUIPMENT - 1.0%
CONSTRUCTION MACHINARY & EQUIPMENT - 5.5%
E-COMMERCE - SERVICES - 5.6%
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 6.3%
ELECTRONIC COMPUTERS - 4.0%
MEASURING & CONTROLLING DEVICES - 3.8%
PHARMACEUTICAL PREPARATIONS - 7.7%
SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 6.1%
SEMICONDUCTOR CAPITAL EQUIPMENT - 4.5%
SEMICONDUCTORS & RELATED DEVICES - 13.4%
SERVICES - ALLIED TO MOTION PICTURE PRODUCTION - 1.6%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 2.1%
SERVICES - COMPUTER PROGRAMMING 1.2%
SERVICES - PREPACKAGED SOFTWARE - 9.7%
TRACKING & COURIER SERVICES - 4.8%
REPURCHASE AGREEMENT - 0.6%

 + Percentages are based on net assets.


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.4%

 AUDIO/VISUAL EQUIPMENT -- 1.9%

 Harman International
   Industries       170,000    $  16,976
                               ---------
                                  16,976
                               ---------

 BIOLOGICAL PRODUCTS -- 4.8%

 Amgen*             562,000       42,577
                               ---------
                                  42,577
                               ---------

 COMMERCIAL BANKS -- 4.7%

 Citigroup          895,000       40,973
                               ---------
                                  40,973
                               ---------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 10.7%

 Cisco Systems*   3,070,000       53,572
 Juniper Networks* 1,725,000      40,244
                               ---------
                                  93,816
                               ---------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 COMPUTER PERIPHERAL EQUIPMENT -- 1.0%

 Symbol Technologies 1,065,000 $   8,840
                               ---------
                                   8,840
                               ---------

 CONSTRUCTION MACHINARY & EQUIPMENT -- 5.5%

 Caterpillar        920,000       48,383
                               ---------
                                  48,383
                               ---------

 E-COMMERCE - SERVICES -- 5.6%

 eBay*            1,235,000       48,906
                               ---------
                                  48,906
                               ---------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 6.3%

 Medtronic          970,000       54,960
                               ---------
                                  54,960
                               ---------

1-888-462-5386

--------------------------------------------------------------------------------
White Oak Select Growth Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 ELECTRONIC COMPUTERS -- 4.0%

 Dell*            1,115,000    $  35,546
                               ---------
                                  35,546
                               ---------

 MEASURING & CONTROLLING DEVICES -- 3.8%

 Rockwell Automation 635,000      33,750
                               ---------
                                  33,750
                               ---------

 PHARMACEUTICAL PREPARATIONS -- 7.7%

 Pfizer           1,800,000       39,132
 Teva Pharmaceutical
   Industries ADR   750,000       28,590
                               ---------
                                  67,722
                               ---------

 SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 6.1%

 Charles Schwab   3,525,000       53,580
                               ---------
                                  53,580
                               ---------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.5%

 Applied Materials 2,410,000      39,476
                               ---------
                                  39,476
                               ---------

 SEMICONDUCTORS & RELATED DEVICES -- 13.4%

 Linear Technology 1,200,000      39,852
 Maxim Integrated
   Products         865,000       29,998
 Qualcomm         1,205,200       47,919
                               ---------
                                 117,769
                               ---------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 1.6%

 Avid Technology*   280,000       13,784
                               ---------
                                  13,784
                               ---------

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 2.1%

 Affymetrix*        415,000    $  18,853
                               ---------
                                  18,853
                               ---------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 1.2%

 Cognizant Technology
   Solutions, Cl A* 230,000       10,115
                               ---------
                                  10,115
                               ---------

 SERVICES - PREPACKAGED SOFTWARE -- 9.7%

Electronic Arts*    760,000       43,229
Symantec*         1,776,300       42,365
                               ---------
                                  85,594
                               ---------

 TRACKING & COURIER SERVICES -- 4.8%

 United Parcel Service,
   Cl B             575,000       41,941
                               ---------
                                  41,941
                               ---------

 TOTAL COMMON STOCK
    (Cost $723,070)(000)         873,561
                               ---------

 REPURCHASE AGREEMENT -- 0.6%

 Morgan Stanley (A)
  3.50%, dated 10/31/05,
  to be repurchased on
  11/01/05, repurchase
  price $5,174,464,
  (collateralized by a
  U.S. Treasury Note,
  5.625%, 02/15/06,
  total market value:
  $5,277,540)        $5,174       5,174
                               ---------

 TOTAL REPURCHASE AGREEMENT
    (Cost $5,174)(000)             5,174
                               ---------

 TOTAL INVESTMENTS -- 100.0%
    (Cost $728,244)(000)         878,735
                               ---------

www.oakfunds.com

--------------------------------------------------------------------------------
White Oak Select Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION                                   VALUE (000)
--------------------------------------------------------------------------------

 OTHER ASSETS AND LIABILITIES -- (0.0)%

 Payable for Fund Shares Redeemed           $      (1,562)
 Investment Advisory Fees Payable                    (562)
 Administration Fees Payable                          (39)
 Trustees' Fees Payable                               (20)
 Other Assets and Liabilities, Net                  2,157
                                            -------------
                                                      (26)
                                            -------------

 NET ASSETS -- 100.0%                       $     878,709
                                            =============

 NET ASSETS:

 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 28,025,268 outstanding
   shares of beneficial interest              $ 3,462,564
 Undistributed net investment
   income                                             498
 Accumulated net realized loss
   on investments                              (2,734,844)
 Net unrealized appreciation
   on investments                                 150,491
                                            -------------

 NET ASSETS                                 $     878,709
                                            =============

 Net Asset Value, Offering and Redemption
   Price Per Share                                 $31.35
                                                   ======

 * NON-INCOME PRODUCING SECURITY

(A) TRI-PARTY REPURCHASE AGREEMENT

ADR --  AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTERGRAL  PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Statement of Net Assets


OCTOBER 31, 2005

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------


INDUSTRY WEIGHTING+ (Unaudited)

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

REPURCHASE AGREEMENT 4.7%
WEB PORTALS/ISP 3.7%
TRUCKING & COURIER SERVICES 3.7%
TRANSPORTATION - RAILROADS 1.0%
TELECOM - WIRELESS PROVIDER 2.0%
STATE COMMERCIAL BANKS 1.6%
SERVICES - PREPACKAGED SOFTWARE 7.1%
SERVICES - COMPUTER PROGRAMMING SERVICES 6.9%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 1.3%
SERVICES - BUSINESS SERVICES 1.4%
SERVICES - ALLIED TO MOTION PICTURE PRODUCTION 2.4%
SEMICONDUCTORS & RELATED DEVICES 4.8%
SEMICONDUCTOR CAPITAL EQUIPMENT 1.9%
SECURITY BROKERS, DEALERS & FLOTATION COMPANIES 4.3%
RETAIL - EATING PLACES 3.5%
RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS 2.8%
RETAIL - HANDBAGS 1.3%
RADIO BROADCASTING STATIONS 2.3%
PHARMACEUTICAL PREPARATIONS 2.3%
PATENT OWNERS & LESSORS 1.4%
OPERATIVE BUILDERS 0.8%
OIL, GAS FIELD SERVICES 3.5%
MINING MACHINERY & EQUIPMENT 2.1%
MEASURING & CONTROLLING DEVICES 4.8%
GENERAL BUILDING CONTRACTORS - RESIDENTIAL BUILDINGS 2.6%
ENERGY - WELL EQUIPMENT 2.2%
ELECTRONIC COMPUTERS 1.7%
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS 1.0%
E-COMMERCE - SERVICES 2.6%
DEEP SEA FOREIGN TRANSPORTATION OF FREIGHT 1.0%
DATA STORAGE 2.1%
CRUDE PERTROLEUM NATURAL GAS 3.0%
CONSTRUCTION MACHINERY & EQUIPMENT 1.6%
COMPUTER COMMUNICATIONS EQUIPMENT 3.1%
COMMERCIAL BANKS 0.9%
BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) 6.1%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.5%.

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.8%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 6.1%

 Amgen*               2,600    $     197
 Genzyme*             2,600          188
 Charles River Laboratories
   International*     6,000          263
                               ---------
                                     648
                               ---------

 COMMERCIAL BANKS -- 0.9%

 Citigroup            2,100           96
                               ---------
                                      96
                               ---------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 3.1%

 Cisco Systems*      10,000    $     175
 Juniper Networks*    6,500          152
                               ---------
                                     327
                               ---------

 CONSTRUCTION MACHINERY & EQUIPMENT -- 1.6%

 Caterpillar          3,100          163
                               ---------
                                     163
                               ---------

 CRUDE PERTROLEUM NATURAL GAS -- 3.0%

 Ultra Petroleum*     3,600          189
 XTO Energy           3,033          132
                               ---------
                                     321
                               ---------

www.oakfunds.com

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 DATA STORAGE -- 2.1%

 EMC*                15,700    $     219
                               ---------
                                     219
                               ---------

 DEEP SEA FOREIGN TRANSPORTATION OF
   FREIGHT -- 1.0%

 OMI                  6,000          108
                               ---------
                                     108
                               ---------

 E-COMMERCE -- SERVICES -- 2.6%

 eBay*                 6,900         273
                               ---------
                                     273
                               ---------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 1.0%

 Medtronic             1,800         102
                               ---------
                                     102
                               ---------

 ELECTRONIC COMPUTERS -- 1.7%

 Dell*                5,600          179
                               ---------
                                     179
                               ---------

 ENERGY - WELL EQUIPMENT -- 2.2%

 National Oilwell Varco* 3,800       237
                               ---------
                                     237
                               ---------

 GENERAL BUILDING CONTRACTORS -- RESIDENTIAL
   BUILDINGS -- 2.6%

 Toll Brothers*       7,400          273
                               ---------
                                     273
                               ---------

 MEASURING & CONTROLLING DEVICES -- 4.8%

 Rockwell Automation  4,400          234
 Thermo Electron*     9,100          275
                               ---------
                                     509
                               ---------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 MINING MACHINERY & EQUIPMENT -- 2.1%

 Joy Global           4,850    $     222
                               ---------
                                     222
                               ---------

 OIL, GAS FIELD SERVICES -- 3.5%

 Schlumberger         4,100          372
                               ---------
                                     372
                               ---------

 OPERATIVE BUILDERS -- 0.8%

 Ryland Group         1,300           87
                               ---------
                                      87
                               ---------

 PATENT OWNERS & LESSORS -- 1.4%

 Headwaters*          4,700          150
                               ---------
                                     150
                               ---------

 PHARMACEUTICAL PREPARATIONS -- 2.3%

 Teva Pharmaceutical
   Industries ADR     6,400          244
                               ---------
                                     244
                               ---------

 RADIO BROADCASTING STATIONS -- 2.3%

 XM Satellite Radio, Cl A* 8,500     245
                               ---------
                                     245
                               ---------

 RETAIL - HANDBAGS -- 1.3%

 Coach*               4,200          135
                               ---------
                                     135
                               ---------

 RETAIL -- LUMBER & OTHER BUILDING,
   MATERIALS DEALERS -- 2.8%

 Lowe's               4,900          298
                               ---------
                                     298
                               ---------

1-888-462-5386

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 RETAIL - EATING PLACES -- 3.5%

 Starbucks*          13,000    $     368
                               ---------
                                     368
                               ---------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 4.3%

 Goldman Sachs Group  3,600          455
                               ---------
                                     455
                               ---------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 1.9%

 Applied Materials   11,900          195
                               ---------
                                     195
                               ---------

 SEMICONDUCTORS & RELATED DEVICES -- 4.8%

 Maxim Integrated
  Products            2,400           83
 Qualcomm            10,600          421
                               ---------
                                     504
                               ---------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 2.4%

 Avid Technology*     5,200          256
                               ---------
                                     256
                               ---------

 SERVICES - BUSINESS SERVICES -- 1.4%

 Ctrip.com International
   ADR                2,500          144
                               ---------
                                     144
                               ---------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 1.3%

 Affymetrix*          3,100          141
                               ---------
                                     141
                               ---------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - COMPUTER PROGRAMMING SERVICES -- 6.9%

 Cognizant Technology
   Solutions, Cl A*  11,500    $     506
 Satyam Computer Services
   ADR                6,500          222
                               ---------
                                     728
                               ---------

 SERVICES  PREPACKAGED SOFTWARE -- 7.1%

 Electronic Arts*     6,000          341
 NAVETQ*              2,200           86
 Symantec*           13,600          324
                               ---------
                                     751
                               ---------

 STATE COMMERCIAL BANKS -- 1.6%

 SVB Financial Group* 3,300          164
                               ---------
                                     164
                               ---------

 TELECOM - WIRELESS PROVIDER -- 2.0%

 Vimpel-Communications
   ADR*               5,300          212
                               ---------
                                     212
                               ---------

 TRANSPORTATION - RAILROADS -- 1.0%

 Norfolk Southern     2,500          101
                               ---------
                                     101
                               ---------

 TRUCKING & COURIER SERVICES -- 3.7%

 Expeditors International
   Washington         6,500          394
                               ---------
                                     394
                               ---------

www.oakfunds.com

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 WEB PORTALS/ISP -- 3.7%

 Shanda Interactive
   Entertainment ADS* 3,000    $      74
 Yahoo!*              8,500          314
                               ---------
                                     388
                               ---------

 TOTAL COMMON STOCK
    (Cost $9,473)(000)            10,009
                               ---------

 REPURCHASE AGREEMENT -- 4.7%

 Morgan Stanley (A)
   3.50%, dated 10/31/05,
   to be repurchased on
   11/01/05, repurchase
   price $493,737
  (collateralized by a
   U.S. Treasury Note,
   5.625%, 02/15/06,
   total market value:
   $503,572)           $494          494
                               ---------

 TOTAL REPURCHASE AGREEMENT
    (Cost $494)(000)                 494
                               ---------

 TOTAL INVESTMENTS -- 99.5%
    (Cost $9,967)(000)            10,503
                               ---------

 OTHER ASSETS AND LIABILITIES -- 0.5%

 Payable for Investment
   Securities Purchased              (40)
 Payable for Fund Shares Redeemed     (2)
 Investment Advisory Fees Payable     (1)
 Other Assets and Liabilities,
    Net                              100
                               ---------
                                      57
                               ---------

 NET ASSETS -- 100.0%          $  10,560
                               =========

DESCRIPTION                     VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:

 Portfolio Shares (unlimited
  authorization -- no par value)
  based on 1,045,913 outstanding
  shares of beneficial interest  $10,301
 Accumulated net realized loss
  on investments                    (277)

 Net unrealized appreciation on
 investments                         536
                               ---------

 NET ASSETS                    $  10,560
                               =========

 Net Asset Value, Offering and
   Redemption Price
   Per Share                      $10.10
                                  ======

 * NON-INCOME PRODUCING SECURITY

 (A) TRI-PARTY REPURCHASE AGREEMENT

 ADR -- AMERICAN DEPOSITARY RECEIPT

 ADS -- AMERICAN DEPOSITORY SHARES

 CL -- CLASS

 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Statement of Net Assets


OCTOBER 31, 2005

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (Unaudited)

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

COMPUTER COMMUNICATIONS EQUIPMENT 9.7%
COMPUTER PERIPHERAL EQUIPMENT 3.0%
E-COMMERCE - SERVICES 12.7%
MEASURING & CONTROLLING DEVICES 4.0%
RETAIL - JEWELRY STORES 7.5%
SECURITY BROKERS, DEALERS & FLOTATION COMPANIES 7.4%
SEMICONDUCTOR CAPITAL EQUIPMENT 7.7%
SEMICONDUCTORS & RELATED DEVICES 11.9%
SERVICES - ALLIED TO MOTION PICTURE PRODUCTION 6.2%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 5.2%
SERVICES - COMPUTER PROGRAMMING SERVICES 4.0%
SERVICES - PREPACKAGED SOFTWARE 4.7%
WEB PORTALS/ISP 15.4%
REPURCHASE AGREEMENT 0.6%

+ Percentages are based on net assets.

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------


COMMON STOCK - 99.4%

 COMPUTER COMMUNICATIONS EQUIPMENT -- 9.7%

 Cisco Systems*     390,000     $  6,806
 Juniper Networks*  290,000        6,766
                                --------
                                  13,572
                                --------

 COMPUTER PERIPHERAL EQUIPMENT -- 3.0%

 Symbol Technologies 510,000       4,233
                                --------
                                   4,233
                                --------

 E-COMMERCE - SERVICES -- 12.7%

 Amazon.com*        200,000        7,976
 eBay*              246,700        9,769
                                --------
                                  17,745
                                --------

 MEASURING & CONTROLLING DEVICES -- 4.0%

 Rockwell Automation 105,000       5,581
                                --------
                                   5,581
                                --------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 RETAIL - JEWELRY STORES -- 7.5%

 Blue Nile*         120,500     $  4,322
 Tiffany            155,000        6,107
                                --------
                                  10,429
                                --------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 7.4%

 Charles Schwab     680,000       10,336
                                --------
                                  10,336
                                --------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 7.7%

Applied Materials   300,000        4,914
Kla-Tencor          125,000        5,786
                                --------
                                  10,700
                                --------

 SEMICONDUCTORS & RELATED DEVICES -- 11.9%

 Linear Technology  185,000        6,144
 Maxim Integrated
   Products         153,500        5,323
 Xilinx             215,000        5,149
                                --------
                                  16,616
                                --------

www.oakfunds.com

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONCLUDED)
--------------------------------------------------------------------------------

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 6.2%

 Avid Technology*   174,000     $  8,566
                                --------
                                   8,566
                                --------

SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 5.2%

 Affymetrix*        160,000        7,269
                                --------
                                   7,269
                                --------

 SERVICES - COMPUTER PROGRAMMING SERVICES -- 4.0%

 Cognizant Technology
   Solutions*       125,000        5,497
                                --------
                                   5,497
                                --------

 SERVICES - PREPACKAGED SOFTWARE -- 4.7%

 Cerner*             77,000        6,503
                                --------
                                   6,503
                                --------

 WEB PORTALS/ISP -- 15.4%

 Google*             35,300       13,137
 Yahoo!*            227,000        8,392
                                --------
                                  21,529
                                --------

 TOTAL COMMON STOCK
     (Cost $99,729)(000)         138,576
                                --------

 REPURCHASE AGREEMENT -- 0.6%

 Morgan Stanley (A)
   3.50%, dated 10/31/05,
   to be repurchased on
   11/01/05, repurchase
   price $780,650,
   (collateralized by
   a U.S. Treasury Note,
   5.625%, 02/15/06,
   total market value:
   $796,201)           $781          781
                                --------

 TOTAL REPURCHASE AGREEMENT
    (Cost $781)(000)                 781
                                --------

DESCRIPTION                     VALUE (000)
--------------------------------------------------------------------------------

 TOTAL INVESTMENTS -- 100.0%
    (Cost $100,510)(000)        $139,357
                                --------

 OTHER ASSETS AND LIABILITIES -- 0.0%

 Payable for Investment
   Securities Purchased             (177)
 Payable for Fund Shares
   Redeemed                         (337)
 Investment Advisory Fees
   Payable                           (62)
 Administration Fees Payable          (6)
 Trustees' Fees Payable               (3)
 Other Assets and Liabilities,
   Net                               607
                                --------
                                      22
                                --------

 NET ASSETS -- 100.0%           $139,379
                                ========

 NET ASSETS:

 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 6,597,380
   outstanding shares of
   beneficial interest          $962,387
 Accumulated net realized loss
   on investments               (861,855)
 Net unrealized appreciation
   on investments                 38,847
                                --------

 NET ASSETS                     $139,379
                                ========

 Net Asset Value, Offering and
   Redemption Price Per Share     $21.13
                                  ======

 * NON-INCOME PRODUCING SECURITY

 (A) TRI-PARTY REPURCHASE AGREEMENT

 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART  OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Statement of Net Assets


OCTOBER 31, 2005

--------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (Unaudited)

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

REPURCHASE AGREEMENT 6.7%
WEB PORTALS/ISP 3.2%
TELEGRAPH & OTHER MESSAGE COMMUNICATIONS 2.8%
TELECOM - COMMUNICATIONS EQUIPMENT 2.9%
SYSTEMS - COMPUTER INTEGRATED
SYSTEMS DESIGN 10.2%
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS 1.2%
STATE COMMERCIAL BANKS 5.8%
SERVICES - PREPACKAGED SOFTWARE 11.3%
SERVICES - HOTELS & MOTELS 2.9%
SERVICES - COMPUTER PROGRAMMING SERVICES 2.9%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 5.1%
SERVICES - BUSINESS SERVICES 2.3%
SERVICES - ALLIED TO MOTION PICTURE PRODUCTION 2.4%
SEMICONDUCTORS & RELATED DEVICES 2.6%
SECURITY BROKERS, DEALERS & FLOTATION COMPANIES 2.5%
RETAIL - EATING PLACES 0.8%
RETAIL - AUTOMOTIVE & HOME SUPPLY STORES 1.3%
PUMPS & PUMPING EQUIPMENT 2.7%
PATENT OWNERS & LESSORS 2.0%
OPERATIVE BUILDERS 2.9%
MINING MACHINERY & EQUIPMENT 4.7%
MEASURING & CONTROLLING DEVICES 0.6%
ENERGY - WELL EQUIPMENT 2.0%
ELECTRONIC COMPONENTS 2.3%
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS 1.9%
DEEP SEA FOREIGN TRANSPORTATION OF FREIGHT 2.2%
CRUDE PETROLEUM NATURAL GAS 2.4%
BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) 4.7%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 4.7%.

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 88.6%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 4.7%

 Charles River Laboratories
   International*     2,000    $      88
 Invitrogen*            900           57
                               ---------
                                     145
                               ---------

 CRUDE PETROLEUM NATURAL GAS -- 2.4%

 Encore Acquisition*  2,150           74
                               ---------
                                      74
                               ---------

 DEEP SEA FOREIGN TRANSPORTATION OF
   FREIGHT -- 2.2%

 OMI                  3,700           67
                               ---------
                                      67
                               ---------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 1.9%

 Palomar Medical
   Technologies*      2,200    $      60
                               ---------
                                      60
                               ---------

 ELECTRONIC COMPONENTS -- 2.3%

 Color Kinetics*      4,600           70
                               ---------
                                      70
                               ---------

 ENERGY - WELL EQUIPMENT -- 2.0%

 Hydril*                900           60
                               ---------
                                      60
                               ---------

 MEASURING & CONTROLLING DEVICES -- 0.6%

 Thermo Electron*       600           18
                               ---------
                                      18
                               ---------

www.oakfunds.com

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 MINING MACHINERY & EQUIPMENT -- 4.7%

 Bucyrus International,
   Cl A               1,800    $      75
 Joy Global           1,500           69
                               ---------
                                     144
                               ---------

 OPERATIVE BUILDERS -- 2.9%

 Meritage*              700           44
 Ryland Group           650           44
                               ---------
                                      88
                               ---------

 PATENT OWNERS & LESSORS -- 2.0%

 Headwaters*          1,900           60
                               ---------
                                      60
                               ---------

 PUMPS & PUMPING EQUIPMENT -- 2.7%

 Roper Industries     2,200           83
                               ---------
                                      83
                               ---------

 RETAIL - AUTOMOTIVE & HOME
   SUPPLY STORES -- 1.3%

 O'Reilly Automotive* 1,400           39
                               ---------
                                      39
                               ---------

 RETAIL - EATING PLACES -- 0.8%

 PF Chang's China Bistro* 550         25
                               ---------
                                      25
                               ---------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 2.5%

 Nuveen Investments, Cl A 1,900       77
                               ---------
                                      77
                               ---------

 SEMICONDUCTORS & RELATED DEVICES -- 2.6%

 Formfactor*          3,200           79
                               ---------
                                      79
                               ---------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 2.4%

 Avid Technology*     1,500    $      74
                               ---------
                                      74
                               ---------

 SERVICES - BUSINESS SERVICES -- 2.3%

 Ctrip.com Intermational
   ADR                1,200           69
                               ---------
                                      69
                               ---------

 SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH -- 5.1%

 Affymetrix*          1,700           77
 Senomyx*             2,200           31
 Symyx Technologies*  1,800           48
                               ---------
                                     156
                               ---------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 2.9%

 Satyam Computer Services
   ADR                2,600           89
                               ---------
                                      89
                               ---------

 SERVICES - HOTELS & MOTELS -- 2.9%

 Station Casinos      1,400           90
                               ---------
                                      90
                               ---------

 SERVICES - PREPACKAGED SOFTWARE -- 11.3%

 Ansys*               2,000           74
 Cerner*                950           80
 NAVTEQ*              1,200           47
 Packeteer*           7,000           55
 Verint Systems*      2,400           92
                               ---------
                                     348
                               ---------

1-888-462-5386

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 STATE COMMERCIAL BANKS -- 5.8%

 East West Bancorp    2,300    $      88
 SVB Financial Group* 1,800           89
                               ---------
                                     177
                               ---------

 SURGICAL & MEDICAL INSTRUMENTS &
   APPARATUS -- 1.2%

 Kinetic Concepts*    1,000           36
                               ---------
                                      36
                               ---------

 SYSTEMS - COMPUTER INTEGRATED SYSTEMS
   DESIGN -- 10.2%

 Anteon
   International*     2,000           90
 Quality Systems      1,300           87
 Salesforce.com*      3,600           90
 Sapient*             8,600           45
                               ---------
                                     312
                               ---------

 TELECOM - COMMUNICATIONS EQUIPMENT -- 2.9%

 Viasat*              3,600           89
                               ---------
                                      89
                               ---------

 TELEGRAPH & OTHER MESSAGE
   COMMUNICATIONS -- 2.8%

 Global Payments      2,000           86
                               ---------
                                      86
                               ---------

 WEB PORTALS/ISP -- 3.2%

 Factset Research Systems 1,300       46
 Sify ADR*           10,500           53
                               ---------
                                      99
                               ---------

 TOTAL COMMON STOCK
   (Cost $2,688)(000)              2,714
                               ---------

                       FACE       MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 6.7%

 Morgan Stanley (A)
   3.50%, dated 10/31/05,
   to be repurchased on
   11/01/05, repurchase
   price $204,593
   (collateralized by a
   U.S. Treasury Note,
   5.625%, 02/15/06,
   total market
   value: $208,668)    $205    $     205
                               ---------

 TOTAL REPURCHASE AGREEMENT
    (Cost $205)(000)                 205
                               ---------

 TOTAL INVESTMENTS -- 95.3%
    (Cost $2,893)(000)             2,919
                               ---------

 OTHER ASSETS AND LIABILITIES -- 4.7%

 Receivable from Investment
   Adviser                             3
 Other Assets and Liabilities,
   Net                               141
                               ---------
                                     144
                               ---------

 NET ASSETS -- 100.0%          $   3,063
                               =========

 NET ASSETS:

 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 303,321 outstanding
   shares of beneficial
   interest                    $   3,055
 Accumulated net realized loss
   on investments                    (18)
 Net unrealized appreciation
   on investments                     26
                               ---------

 NET ASSETS                    $   3,063
                               =========

 Net Asset Value, Offering and
   Redemption Price Per
   Share                          $10.10
                                  ======

 * NON-INCOME PRODUCING SECURITY

 (A) TRI-PARTY REPURCHASE AGREEMENT

 ADR -- AMERICAN DEPOSITARY RECEIPT

 CL -- CLASS

 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

www.oakfunds.com

Statement of Net Assets


OCTOBER 31, 2005

--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (Unaudited)

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

REPURCHASE AGREEMENT 1.0%
WEB PORTALS/ISP 13.6%
SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN 4.5%
SERVICES - PREPACKAGED SOFTWARE 19.2%
SERVICES - COMPUTER PROGRAMMING SERVICES 4.5%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 2.1%
SEMICONDUCTORS & RELATED DEVICES 17.8%
SEMICONDUCTOR CAPITAL EQUIPMENT 2.2%
ELECTRONIC COMPUTERS 3.8%
E-COMMERCE - SERVICES 9.2%
DATA STORAGE 6.5%
COMPUTER PERIPHERAL EQUIPMENT 4.8%
COMPUTER COMMUNICATIONS EQUIPMENT 9.1%
AUDIO/VISUAL EQUIPMENT 1.9%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.2)%.


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.2%

 AUDIO/VISUAL EQUIPMENT -- 1.9%

 Harman International
   Industries        30,000    $   2,996
                               ---------
                                   2,996
                               ---------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 9.1%

 Cisco Systems*     375,000        6,544
 Juniper Networks*  350,000        8,165
                               ---------
                                  14,709
                               ---------

 COMPUTER PERIPHERAL EQUIPMENT -- 4.8%

 Symbol Technologies 375,000       3,112
 Zebra Technologies,
   Cl A*            105,000        4,527
                               ---------
                                   7,639
                               ---------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 DATA STORAGE -- 6.5%

 EMC*               750,000    $  10,470
                               ---------
                                  10,470
                               ---------

 E-COMMERCE - SERVICES -- 9.2%

 Amazon.com*        180,000        7,178
 eBay*              191,200        7,571
                               ---------
                                  14,749
                               ---------

 ELECTRONIC COMPUTERS -- 3.8%

 Dell*              191,100        6,092
                               ---------
                                   6,092
                               ---------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 2.2%

 Kla-Tencor          75,000        3,472
                               ---------
                                   3,472
                               ---------

1-888-462-5386

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SEMICONDUCTORS & RELATED DEVICES -- 17.8%

 Formfactor*        120,000    $   2,954
 Marvell Technology
   Group*           195,000        9,050
 Maxim Integrated
   Products         160,600        5,570
 Qualcomm           280,000       11,133
                               ---------
                                  28,707
                               ---------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 2.1%

 Affymetrix*         75,000        3,407
                               ---------
                                   3,407
                               ---------

 SERVICES - COMPUTER PROGRAMMING SERVICES -- 4.5%

 Cognizant Technology
   Solutions, Cl A* 163,187        7,177
                               ---------
                                   7,177
                               ---------

 SERVICES - PREPACKAGED SOFTWARE -- 19.2%

 Electronic Arts*   145,000        8,248
 Macromedia*        150,000        6,588
 NAVTEQ*            130,000        5,086
 Pixar*             140,000        7,102
 Symantec*          165,000        3,935
                               ---------
                                  30,959
                               ---------

 SYSTEMS - COMPUTER INTEGRATED SYSTEMS
   DESIGN -- 4.5%

 Cogent*            120,300        3,194
 Cognex             140,000        4,001
                               ---------
                                   7,195
                               ---------

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 WEB PORTALS/ISP -- 13.6%

 Google, Cl A*       38,000    $  14,141
 Yahoo!*            211,000        7,801
                               ---------
                                  21,942
                               ---------

 TOTAL COMMON STOCK
    (Cost $121,141)(000)         159,514
                               ---------

 REPURCHASE AGREEMENT -- 1.0%

 Morgan Stanley (A)
   3.50%, dated 10/31/05,
   to be repurchased on 11/01/05,
   repurchase price $1,676,664
   (collateralized by a U.S.
   Treasury Note, 5.625%,
   02/15/06, total
   market value:
   $1,710,063)       $1,677        1,677
                               ---------

 TOTAL REPURCHASE AGREEMENT
    (Cost $1,677)(000)             1,677
                               ---------

 TOTAL INVESTMENTS -- 100.2%
    (Cost $122,818)(000)         161,191
                               ---------

 OTHER ASSETS AND LIABILITIES -- (0.2)%

 Payable for Fund Shares
   Redeemed                         (165)
 Investment Advisory Fees Payable    (67)
 Administration Fees Payable          (7)
 Trustees' Fees Payable               (4)
 Other Assets and Liabilities,
   Net                               (67)
                               ---------
                                    (310)
                               ---------

 NET ASSETS -- 100.0%          $ 160,881
                               =========

www.oakfunds.com

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION                     VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 24,564,193
   outstanding shares of
   beneficial interest       $ 1,823,637
 Accumulated net realized
   loss on investments        (1,701,129)
 Net unrealized appreciation
   on investments                 38,373
                             -----------

 NET ASSETS                  $   160,881
                             ===========

 Net Asset Value, Offering
   and Redemption
   Price Per Share                $ 6.55
                                  ======

 * NON-INCOME PRODUCING SECURITY

 (A) TRI-PARTY REPURCHASE AGREEMENT

 CL -- CLASS

 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Statement of Net Assets


OCTOBER 31, 2005

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (Unaudited)

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

REPURCHASE AGREEMENT 0.3%
TESTING LABS 2.9%
SERVICES - PREPACKAGED SOFTWARE 28.3%
SERVICES - COMPUTER PROGRAMMING SERVICES 6.1%
SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN 4.1%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 7.7%
SERVICES - BUSINESS SERVICES 5.0%
SERVICES - ALLIED TO MOTION PICTURE PRODUCTION 6.4%
SEMICONDUCTORS & RELATED DEVICES 21.6%
SEARCH, DETECTION, NAVIGATION, GUIDANCE, AURONAUTICAL SYSTEMS 3.8% SEARCH AND NAVIGATION EQUIPMENT 2.3%
RADIO BROADCASTING STATIONS 3.9%
ELECTRONIC COMPONENTS 2.2%
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS 2.3%
COMPUTER SYSTEMS & SOFTWARE - COMPUTER INTEGRATED SYSTEMS DESIGN 3.2%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.8%

 COMPUTER SYSTEMS & SOFTWARE - COMPUTER
   INTEGRATED SYSTEMS DESIGN -- 3.2%

 F5 Networks*        30,000  $     1,561
                             -----------
                                   1,561
                             -----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 2.3%

 Given Imaging*      50,000        1,110
                             -----------
                                   1,110
                             -----------

 ELECTRONIC COMPONENTS -- 2.2%

 Color Kinetics*     70,000        1,067
                             -----------
                                   1,067
                             -----------

 RADIO BROADCASTING STATIONS -- 3.9%

 XM Satellite Radio,
   Cl A*             66,500        1,917
                             -----------
                                   1,917
                             -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SEARCH AND NAVIGATION EQUIPMENT -- 2.3%

 DRS Technologies    22,500  $     1,108
                             -----------
                                   1,108
                             -----------

 SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AURONAUTICAL SYSTEMS -- 3.8%

 Flir Systems*       88,900        1,863
                             -----------
                                   1,863
                             -----------

 SEMICONDUCTORS & RELATED DEVICES -- 21.6%

 Cree*              114,400        2,750
 DSP Group*         120,000        2,950
 Formfactor*         57,000        1,403
 Marvell Technology
   Group*            75,000        3,481
                             -----------
                                  10,584
                             -----------

www.oakfunds.com

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 6.4%

 Avid Technology*    63,900  $     3,146
                             -----------
                                   3,146
                             -----------

 SERVICES - BUSINESS SERVICES -- 5.0%

 Ctrip.com
   International ADR 15,000          863
 Audible*           150,900        1,577
                             -----------
                                   2,440
                             -----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 7.7%

 Affymetrix*         43,000        1,954
 Symyx Technologies* 67,300        1,800
                             -----------
                                   3,754
                             -----------

 SYSTEMS - COMPUTER INTEGRATED SYSTEMS
   DESIGN -- 4.1%

 Cogent*             75,000        1,991
                             -----------
                                   1,991
                             -----------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 6.1%

 Cognizant Technology Solutions,
   Cl A*             68,000        2,991
                             -----------
                                   2,991
                             -----------

 SERVICES - PREPACKAGED SOFTWARE -- 28.3%

 Electronic Arts*    32,500        1,849
 Macrovision*       105,000        1,978
 NAVTEQ*             72,500        2,836
 Packeteer*         195,000        1,539

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 Ultimate Software
   Group*           157,000  $     2,667
 Verint Systems*     77,600        2,971
                             -----------
                                  13,840
                             -----------

 TESTING LABS -- 2.9%

 eResearch
   Technology*      100,000        1,433
                             -----------
                                   1,433
                             -----------

 TOTAL COMMON STOCK
    (Cost $37,743)(000)           48,805
                             -----------

 REPURCHASE AGREEMENT -- 0.3%

 Morgan Stanley (A)
   3.50%, dated 10/31/05,
   to be repurchased on
   11/01/05, repurchase
   price $156,304
   (collateralized by
   a U.S. Treasury Note,
   5.625%, 02/15/06,
   total market
   value: $159,418)    $156          156
                             -----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $156)(000)                 156
                             -----------

 TOTAL INVESTMENTS -- 100.1%
    (Cost $37,899)(000)           48,961
                             -----------

 OTHER ASSETS AND LIABILITIES -- (0.1)%

 Payable for Fund Shares Redeemed    (41)
 Investment Advisory Fees Payable    (14)
 Administration Fees Payable          (2)
 Trustees' Fees Payable               (1)
 Other Assets and Liabilities,
   Net                                (2)
                             -----------
                                     (60)
                             -----------

 NET ASSETS -- 100.0%        $    48,901
                             ===========

1-888-462-5386

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION                     VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 23,880,762
   outstanding shares of
    beneficial interest      $   331,214
 Accumulated net realized
   loss on investments          (293,375)
 Net unrealized appreciation
   on investments                 11,062
                             -----------

 NET ASSETS                  $    48,901
                             ===========

 Net Asset Value, Offering
   and Redemption
   Price Per Share                $ 2.05
                                  ======

* NON-INCOME PRODUCING SECURITY

(A) TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

www.oakfunds.com

Statement of Net Assets


OCTOBER 31, 2005

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (Unaudited)

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

REPURCHASE AGREEMENT 4.1%
WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES 5.1%
SURGICAL & MEDICAL INSTRUMENTS & APPARATES 4.9%
SERVICES - PREPACKAGED SOFTWARE 4.9%
SERVICES - HOME HEALTH CARE SERVICES 4.5%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 10.1%
SEMICONDUCTORS & RELATED DEVICES 1.7%
PHARMACEUTICAL PREPARATIONS 20.8%
LABORATORY ANALYTICAL INSTRUMENTS 10.5%
IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES 1.6%
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS 6.5%
BIOLOGICAL PRODUCTS 25.0%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.3%.

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.6%

 BIOLOGICAL PRODUCTS -- 25.0%

 Amgen*              24,000  $     1,818
 Cell Genesys*      190,000        1,024
 Charles River
   Laboratories
   International*    25,000        1,094
 Genentech*          12,000        1,087
 Invitrogen*         32,000        2,035
 Medimmune*          58,000        2,029
                             -----------
                                   9,087
                             -----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 6.5%

 Medtronic           41,500        2,352
                             -----------
                                   2,352
                             -----------

 IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES -- 1.6%

 EPIX Pharmaceuticals* 84,713        593
                             -----------
                                     593
                             -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 LABORATORY ANALYTICAL INSTRUMENTS -- 10.5%

 Applied Biosystems
   Group - Applera   76,000  $     1,845
 Bruker BioSciences* 81,100          337
 Waters*             45,000        1,629
                             -----------
                                   3,811
                             -----------

 PHARMACEUTICAL PREPARATIONS -- 20.8%

 Corcept
   Therapeutics*    131,552          651
 Eli Lilly           23,000        1,145
 Johnson & Johnson   11,500          720
 Medicis
   Pharmaceutical,
   Cl A              46,000        1,357
 Pfizer              46,400        1,009
 Rigel
   Pharmaceuticals*  17,700          397
 Teva Pharmaceutical
   Industries ADR    59,000        2,249
                             -----------
                                   7,528
                             -----------

 SEMICONDUCTORS & RELATED DEVICES -- 1.7%

 Caliper Life Sciences* 91,200       595
                             -----------
                                     595
                             -----------

1-888-462-5386

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONCLUDED)
--------------------------------------------------------------------------------


                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 10.1%

 Affymetrix*         80,900  $     3,675
                             -----------
                                   3,675
                             -----------

 SERVICES - HOME HEALTH CARE SERVICES -- 4.5%

 Express Scripts*    21,600        1,629
                             -----------
                                   1,629
                             -----------

 SERVICES - PREPACKAGED SOFTWARE -- 4.9%

 Cerner*             21,200        1,790
                             -----------
                                   1,790
                             -----------

 SURGICAL & MEDICAL INSTRUMENTS & APPARATES -- 4.9%

 Techne*             32,900        1,784
                             -----------
                                   1,784
                             -----------

 WHOLESALE - DRUGS, PROPRIETARIES &
   DRUGGISTS' SUNDRIES -- 5.1%

 AmerisourceBergen   24,300        1,853
                             -----------
                                   1,853
                             -----------

 TOTAL COMMON STOCK
   (Cost $27,860)(000)            34,697
                             -----------

 REPURCHASE AGREEMENT -- 4.1%

 Morgan Stanley (A)
   3.50%, dated 10/31/05,
   to be repurchased on
   11/01/05, repurchase
   price $1,486,909
   (collateralized by a
   U.S. Treasury Note,
   5.625%, 02/15/06, total
   market value:
   $1,516,528)       $1,487        1,487
                             -----------

 TOTAL REPURCHASE AGREEMENT
   (Cost $1,487)(000)              1,487
                             -----------

 TOTAL INVESTMENTS -- 99.7%
   (Cost $29,347)(000)            36,184
                             -----------

DESCRIPTION                     VALUE (000)
--------------------------------------------------------------------------------

 OTHER ASSETS AND LIABILITIES -- 0.3%

Payable for Investment Securities
   Purchased                     $   (93)
 Payable for Fund Shares Redeemed    (19)
 Investment Advisory Fees Payable    (18)
 Administration Fees Payable          (2)
 Trustees' Fees Payable               (1)
 Other Assets and Liabilities,
   Net                               253
                             -----------
                                     120
                             -----------

 NET ASSETS -- 100.0%        $    36,304
                             ===========

 NET ASSETS:

 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 3,113,884
   outstanding shares of
   beneficial interest       $    32,120
 Accumulated net realized
   loss on investments            (2,653)
 Net unrealized appreciation
   on investments                  6,837
                             -----------

 NET ASSETS                  $    36,304
                             ===========

 Net Asset Value, Offering
   and Redemption
   Price Per Share                $11.66
                                  ======

* NON-INCOME PRODUCING SECURITY

(A) TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

www.oakfunds.com

Statements of Operations (000)


FOR THE YEAR OR PERIOD ENDED OCTOBER 31, 2005

                                                        WHITE OAK         ROCK OAK
                                                      SELECT GROWTH      CORE GROWTH
                                                          FUND             FUND(1)
------------------------------------------------------------------------------------------
Investment Income:
   Dividends ......................................      $ 13,787             $ 27
   Interest .......................................           111                9
   Less: Foreign Withholding Tax ..................            --               --
------------------------------------------------------------------------------------------
      Total Investment Income .....................        13,898               36
------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .......................         8,733               56
   Administration Fees ............................           498                3
   Transfer Agent Fees ............................         3,038               27
   Printing Fees ..................................           504                5
   Professional Fees ..............................           163                1
   Trustees' Fees .................................            95                1
   Registration Fees ..............................            91               --
   Custodian Fees .................................            65                1
   Offering Fees ..................................            --               48
   Insurance and Other Fees .......................           213                1
------------------------------------------------------------------------------------------
      Total Expenses ..............................        13,400              143
------------------------------------------------------------------------------------------
   Less: Investment Advisory
   Fees Waived ....................................          --                (56)
         Reimbursement from Adviser ...............          --                 --
------------------------------------------------------------------------------------------
      Net Expenses ................................        13,400               87
------------------------------------------------------------------------------------------
      Net Investment Income (Loss) ................           498              (51)
------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold .............................      (316,096)            (277)
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investment Securities ....................       322,828              536
------------------------------------------------------------------------------------------
      Net Realized and Unrealized
           Gain on Investments ....................         6,732              259
------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting From Operations ...................      $  7,230             $208
==========================================================================================

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004.

(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

                                                   PIN OAK          RIVER OAK         RED OAK         BLACK OAK        LIVE OAK
                                               AGGRESSIVE STOCK     DISCOVERY       TECHNOLOGY        EMERGING      HEALTH SCIENCES
                                                     FUND            FUND(2)        SELECT FUND    TECHNOLOGY FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ...............................       $   608              $ 2            $ 1,271         $    --          $   113
   Interest ................................            19                3                 31              10               32
   Less: Foreign Withholding Tax ...........            --               --                 --              --               (2)
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income ..............           627                5              1,302              10              143
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ................         1,240                8              1,482             469              217
   Administration Fees .....................            71               --                 85              27               13
   Transfer Agent Fees .....................           567               10                778             334               99
   Printing Fees ...........................            77                1                 89              29               15
   Professional Fees .......................            24               --                 29               9                5
   Trustees' Fees ..........................            14               --                 16               5                3
   Registration Fees .......................            11               --                 14               4                1
   Custodian Fees ..........................            10               --                 13               4                2
   Offering Fees ...........................            --               18                 --              --               --
   Insurance and Other Fees ................            27               --                 33              10                5
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses .......................         2,041               37              2,539             891              360
------------------------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory
   Fees Waived .............................          (114)              (8)              (236)           (162)             (22)
         Reimbursement from Adviser ........            --              (17)                --              --               --
------------------------------------------------------------------------------------------------------------------------------------
      Net Expenses .........................         1,927               12              2,303             729              338
------------------------------------------------------------------------------------------------------------------------------------
      Net Investment Income (Loss) .........        (1,300)              (7)            (1,001)           (719)            (195)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold ......................       (12,825)             (18)            21,296           8,146              252
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investment Securities .............        32,905               26            (11,183)         (7,070)           5,638
------------------------------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized
           Gain on Investments .............        20,080                8             10,113           1,076            5,890
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting From Operations ............       $18,780              $ 1            $ 9,112         $   357          $ 5,695
====================================================================================================================================

www.oakfunds.com

Statements of Changes in Net Assets (000)


FOR THE YEARS OR PERIODS ENDED OCTOBER 31,

                                                           WHITE OAK             ROCK OAK                  PIN OAK
                                                         SELECT GROWTH         CORE GROWTH            AGGRESSIVE STOCK
                                                             FUND                FUND(1)                    FUND

                                                       2005         2004           2005              2005             2004
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .................  $      498    $   (9,379)    $    (51)         $ (1,300)        $  (1,733)
   Net Realized Gain (Loss)
      on Securities Sold ........................    (316,096)     (743,131)        (277)          (12,825)          (84,984)
   Net Unrealized Appreciation
      (Depreciation) of
      Investment Securities .....................     322,828       589,854          536            32,905            84,934
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations .................       7,230      (162,656)         208            18,780            (1,783)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued ................................      64,348       386,344       12,581            13,722            42,583
   Shares Redeemed ..............................    (762,768)     (790,680)      (2,229)          (83,962)          (83,464)
------------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions ........    (698,420)     (404,336)      10,352           (70,240)          (40,881)
------------------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets ....................    (691,190)     (566,992)      10,560           (51,460)          (42,664)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ..........................   1,569,899     2,136,891           --           190,839           233,503
------------------------------------------------------------------------------------------------------------------------------------
   End of Period ................................  $  878,709    $1,569,899      $10,560          $139,379         $ 190,839
====================================================================================================================================
   Undistributed Net Investment Income ..........  $      498    $       --      $    --          $     --         $      --
====================================================================================================================================
Shares Issued and Redeemed:
   Issued .......................................       2,024        11,012        1,277               678             2,151
   Redeemed .....................................     (23,982)      (23,781)        (231)           (4,112)           (4,328)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions .....................     (21,958)      (12,769)       1,046            (3,434)           (2,177)
====================================================================================================================================

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004.

(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005.

AMOUNTS DESIGNATED AS"_" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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

                                                   RIVER OAK             RED OAK               BLACK OAK             LIVE OAK
                                                   DISCOVERY           TECHNOLOGY              EMERGING           HEALTH SCIENCES
                                                    FUND(2)            SELECT FUND          TECHNOLOGY FUND             FUND

                                                     2005            2005         2004       2005        2004       2005       2004
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .................   $   (7)       $ (1,001)    $ (2,933)   $  (719)   $   (907)   $  (195)   $ (202)
   Net Realized Gain (Loss)
      on Securities Sold ........................      (18)         21,296      (34,196)     8,146       1,812        252       (71)
   Net Unrealized Appreciation
      (Depreciation) of
      Investment Securities .....................       26         (11,183)      25,982     (7,070)     (6,665)     5,638       383
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations .................        1           9,112      (11,147)       357      (5,760)     5,695       110
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued ................................    3,079           8,937       38,199      7,881      30,978     17,909    10,868
   Shares Redeemed ..............................      (17)       (102,016)    (110,057)   (31,430)    (39,539)   (13,526)   (7,272)
------------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions ........    3,062         (93,079)     (71,858)   (23,549)     (8,561)     4,383     3,596
------------------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets ....................    3,063         (83,967)     (83,005)   (23,192)    (14,321)    10,078     3,706
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ..........................       --         244,848      327,853     72,093      86,414     26,226    22,520
------------------------------------------------------------------------------------------------------------------------------------
   End of Period ................................   $3,063        $160,881     $244,848    $48,901    $ 72,093    $36,304   $26,226
====================================================================================================================================
   Undistributed Net Investment Income ..........   $   --        $     --     $     --    $    --    $     --    $   --    $    --
====================================================================================================================================
Shares Issued and Redeemed:
   Issued .......................................      305           1,357        5,746      3,571      14,366      1,587     1,080
   Redeemed .....................................       (2)        (15,646)     (16,848)   (14,350)    (18,730)    (1,251)     (739)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions .....................      303         (14,289)     (11,102)   (10,779)     (4,364)       336       341
====================================================================================================================================

www.oakfunds.com

Notes to Financial Statements


OCTOBER 31, 2005

1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

   USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary

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                                       44
   trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

   EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

   OFFERING FEES--Offering Fees, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement are being amortized over a twelve-month period. Offering Fees for the Rock Oak Core Growth Fund and the River Oak Discovery Fund were $57,063 and $53,538, respectively. As of October 31, 2005, $9,511 and $35,904, respectively remains to be amortized.

   REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services

www.oakfunds.com

OCTOBER 31, 2005

(the "Administrator") and/or SEI Investments Distribution Co.
(the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, TRANSFER AGENT
   AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended May 4, 2005, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $665,000 for the trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. The following Funds reimbursed Oak Associates, ltd. (the "Adviser") for amounts paid to third parties that provide sub-transfer agency and other administration services relating to the Funds:

                                       AMOUNT (000)
                                       -----------
White Oak Select Growth Fund ........    $1,787
Rock Oak Core Growth Fund ...........         3
Pin Oak Aggressive Stock Fund .......       217
Red Oak Technology Select Fund ......       237
Black Oak Energing Technology Fund ..        61
Live Oak Health Sciences Fund .......        28

The Trust and the Distributor are parties to an Amended and restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND
   CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. The Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.15% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth, Pin Oak Aggressive Stock, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds, and 1.35% of the average daily net assets of the River Oak Discovery Fund, for a period of one year.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

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                                       46

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 2005, were as follows
(000):

                                   PURCHASES      SALES
                                   --------     ---------
White Oak Select Growth Fund ....   $426,881   $1,063,696
Rock Oak Core Growth Fund .......     13,829        4,078
Pin Oak Aggressive Stock Fund ...     46,602      116,030
River Oak Discovery Fund ........      3,124          417
Red Oak Technology Select Fund ..     80,679      174,504
Black Oak Emerging Technology
  Fund ..........................     19,068       41,312
Live Oak Health Sciences Fund ...      7,728        4,457

7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales as well as net operating losses. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanant differences have been reclassified to/from the following accounts (000):

                          ACCUMULATED
                        NET INVESTMENT     PAID-IN
                              LOSS         CAPITAL
                          ----------       -------
Rock Oak Core
  Growth Fund ...........  $     51      $     (51)
Pin Oak Aggressive
  Stock Fund ............     1,300         (1,300)
River Oak Discovery Fund                         7(7)
Red Oak Technology
  Select Fund ...........     1,001         (1,001)
Black Oak Emerging
  Technology
  Fund ..................       719           (719)
Live Oak Health
  Sciences Fund .........       195           (195)

There were no dividends or distributions declared during the fiscal periods ended October 31, 2005 and October 31, 2004.

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                                       47

Notes to Financial Statements (concluded)


OCTOBER 31, 2005

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                      TOTAL
                                                                                                  DISTRIBUTABLE
                                           UNDISTRIBUTED        CAPITAL           NET                EARNINGS
                                             ORDINARY            LOSS         UNREALIZED          (ACCUMULATED
                                              INCOME         CARRYFORWARD     APPRECIATION          LOSSES)
                                            ----------       ------------     ------------         ---------
 White Oak Select Growth Fund ............     $498           $(2,734,844)        $150,491       $(2,583,855)
 Rock Oak Core Growth Fund ...............       --                  (196)             455               259
 Pin Oak Aggressive Stock Fund ...........       --              (861,855)          38,847          (823,008)
 River Oak Discovery Fund ................       --                   (16)              24                 8
 Red Oak Technology Select Fund ..........       --            (1,700,993)          38,237        (1,662,756)
 Black Oak Emerging Technology Fund ......       --              (293,375)          11,062          (282,313)
 Live Oak Health Sciences Fund ...........       --                (2,653)           6,837             4,184

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                       EXPIRING OCTOBER 31,
                           ---------------------------------------------------------------------------------------------------------
                                2008         2009           2010             2011           2012           2013          TOTAL
                                -----        -----          -----            -----          -----          -----         -----
White Oak Select Growth
  Fund ...................    $  --        $749,069        $712,973        $206,602       $744,256       $321,944    $2,734,844
Rock Oak Core Growth
  Fund ...................       --              --              --              --             --            196           196
Pin Oak Aggressive
  Stock Fund .............       --         137,532         436,197         180,087         90,283         17,756       861,855
River Oak Discovery  Fund        --              --              --              --             --             16            16
Red Oak Technology
  Select Fund ............   35,997         610,821         726,266         293,676         34,233             --     1,700,993
Black Oak Emerging
  Technology Fund ........       --          65,445         212,845          15,085             --             --       293,375
Live Oak Health
  Sciences Fund ..........       --              --           2,582              --             71             --         2,653

During the period ended October 31, 2005, the Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and the Live Oak Health Sciences Fund utilized $21,432,154, $8,146,064 and $251,618 of capital loss carryforwards to offset capital gains, respectively.

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                                       48

At October 31, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows (000):

                                          FEDERAL         AGGREGATE        AGGREGATE          NET
                                            TAX             GROSS            GROSS        UNREALIZED
                                           COST         APPRECIATION     DEPRECIATION    APPRECIATION
                                       ------------    --------------   --------------  --------------
White Oak Select Growth Fund ........   $ 728,244        $ 205,219        $ (54,728)      $ 150,491
Rock Oak Core Growth Fund ...........      10,048              895             (440)            455
Pin Oak Aggressive Stock Fund .......     100,510           47,718           (8,871)         38,847
River Oak Discovery Fund ............       2,895              205             (181)             24
Red Oak Technology Select Fund ......     122,954           44,217           (5,980)         38,237
Black Oak Emerging Technology Fund ..      37,899           15,426           (4,364)         11,062
Live Oak Health Sciences Fund .......      29,347           10,507           (3,670)          6,837

8.  CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, the Funds may be more affected by economic developments in those industries than a general equity fund would be.

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                                       49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Oak Associates Funds:

We have audited the accompanying statements of net assets of the White Oak Select Growth Fund (formerly the "White Oak Growth Stock Fund"), Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund, each a series of the Oak Associates Funds (the "Trust") as of October 31, 2005, and the related statements of operations for the year then ended or period from inception through October 31, 2005 (inception for the Rock Oak Core Growth Fund is December 31, 2004 and inception for the River Oak Discovery Fund is June 30, 2005), the statements of changes in net assets for each of the years or period since inception (see above) in the two years then ended, and the financial highlights for each of the years or period since inception (see above) in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 4, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the White Oak Select Growth Fund (formerly the "White Oak Growth Stock Fund"), Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund, as of October 31, 2005, the results of their operations, the changes in their net assets, and the financial highlights for the years or periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                             /S/ KPMG LLP

Philadelphia, Pennsylvania
December 22, 2005

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                                       50

Trustees of the Trust (unaudited)

                                                      NUMBER OF
                                                     PORTFOLIOS
                                                      IN FUND                                                     OTHER
                        POSITION       LENGTH          COMPLEX               PRINCIPAL                        DIRECTORSHIPS
                          HELD         OF TIME        OVERSEEN             OCCUPATION(S)                          HELD
                         WITH           SERVED        BY BOARD               DURING                              BY BOARD
NAME & AGE(1)            TRUST        (YRS.)(2)       MEMBER(3)            PAST FIVE YEARS                       MEMBER(4)
------------------------------------------------------------------------------------------------------------------------------------
J. John Canon           Trustee           5              7           President and Chairman of the        Trustee of Proconex.
(70)                                                                 Board, Synergistic Partners,
                                                                     Inc., 1975-1999.
------------------------------------------------------------------------------------------------------------------------------------
Stanford N. Phelps      Trustee           5              7           Chairman, Clear Springs Land         Chairman of: S.N. Phelps
(71)                                                                 Company, LLC since 1999;             Realty LLC, S.N. Phelps &
                                                                     Chairman, S.N. Phelps Realty         Co., Clear Springs Land
                                                                     LLC since 1994; Chairman, S.N.       Company LLC, Investors
                                                                     Phelps & Co. since 1986.             Life Insurance Corp,
                                                                     Chairman, InvestorsLife              Wyatt Energy, Inc.,
                                                                     Insurance Corp. since 1994;          Commonwealth Oil Refining
                                                                     Chairman, Wyatt Energy, Inc.         Company, Realmark
                                                                     since 1994; Chairman,                Holdings.
                                                                     Commonwealth Oil Refining
                                                                     Company since 1984; Chairman
                                                                     Realmark Holdings since 1983.
------------------------------------------------------------------------------------------------------------------------------------
Thomas E.               Trustee           4              7           Physician, Cleveland Clinic          None
Gretter, MD                                                          (Health Care) since 1966.
(70)
------------------------------------------------------------------------------------------------------------------------------------
James D.                Trustee,          5              7           Managing Member, President, CIO      None
Oelschlager(5)          Chairman                                     and Founder of Oak Associates,
(63)                                                                 ltd. since 1985.
------------------------------------------------------------------------------------------------------------------------------------
John G. Stimpson(5)     Trustee           5              7           Director of International Equity     Board of Directors,
(63)                                                                 Sales and Equity Sales Manager,      Morgan Stanley Trust
                                                                     Salomon Brothers (New York)          Company from 1988-1993.
                                                                     from 1985-1993.
------------------------------------------------------------------------------------------------------------------------------------


1. Each Trustee may be contacted in writing to the Trustee c/o Oak Associates Funds, 3875 Embassy Parkway, Suite 250, Akron, OH 44333. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks,PA 19456.

2. Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his successor, or until he sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3. The "Oak Associates Funds Complex" consists of all registered investment companies for which Oak Associates, ltd. serves as investment adviser. As of October 31, 2005, the Oak Associates Funds Complex consisted of 7 Funds.

4. Directorships of companies are required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

5. Messrs. Oelschlager and Stimpson are considered "interested" persons of the Trust as that term is defined in the Investment Company Act of 1940. Mr. Oelschlager is interested by virtue of his controlling ownership interest in the Adviser. Mr. Stimpson is considered interested because of his family relationship with an employee of the Adviser.

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                                       51

Officers of the Trust (unaudited)

                                                      NUMBER OF
                        POSITION        LENGTH       PORTFOLIOS              PRINCIPAL
                          HELD         OF TIME        IN FUND              OCCUPATION(S)                         OTHER
                          WITH          SERVED        COMPLEX                 DURING                         DIRECTORSHIPS
NAME & AGE(1)             TRUST        (YRS.)         OVERSEEN             PAST FIVE YEARS                        HELD
------------------------------------------------------------------------------------------------------------------------------------
William E. White(2)     President         5             N/A          Mutual Fund Product Manager of                N/A
(40)                                                                 Oak Associates, ltd. since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Sandra Noll(2)          Vice President    5             N/A          Director of Client Services at                N/A
(41)                    and                                          Oak Associates, ltd. since 1998
                        Assistant                                    and Compliance Officer of Oak
                        Secretary                                    Associates, ltd., since 1994.
------------------------------------------------------------------------------------------------------------------------------------
Leslie Manna(2)         Vice President    5             N/A          Mutual Fund Coordinator of Oak                N/A
(43)                    and                                          Associates, ltd. since 1995.
                        Assistant
                        Secretary
------------------------------------------------------------------------------------------------------------------------------------
Eric Kleinschmidt       Treasurer and     1             N/A          Director, SEI Fund Accounting                 N/A
(37)                    Chief Financial                              since 2004; Manager, SEI Fund
                        Officer                                      Accounting since 1999.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto        Vice President    5             N/A          Employed by SEI Investments                   N/A
(37)                    and                                          Global Funds Services and SEI
                        Assistant                                    Investments Distribution Co.
                        Secretary                                    since 1999; General Counsel,
                                                                     Vice President and Secretary of
                                                                     the Administrator since 2001
                                                                     and Assistant Secretary of the
                                                                     Distributor since December 1999.
                                                                     Associate, Dechert (law firm)
                                                                     from 1997-1999; Associate,
                                                                     Richter, Miller & Finn (law firm)
                                                                     from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------

1. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks,PA 19456.

2. Mr. White and Mmes. Noll and Manna are considered to be "affiliates" of the Adviser by virtue of their employment by the Adviser.

1-888-462-5386

                                                      NUMBER OF
                        POSITION        LENGTH       PORTFOLIOS              PRINCIPAL
                          HELD         OF TIME        IN FUND              OCCUPATION(S)                         OTHER
                          WITH          SERVED        COMPLEX                 DURING                        DIRECTORSHIPS
NAME & AGE(1)             TRUST         (YRS.)       OVERSEEN             PAST FIVE YEARS                        HELD
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye            Vice President    1             N/A          Employed by SEI Investments                   N/A
(37)                    and                                          since 2004. Vice President,
                        Assistant                                    Deutsche Asset Management
                        Secretary                                    (2003-2004); Associate,
                                                                     Morgan, Lewis & Bockius
                                                                     LLP (2002-2003); Assistant
                                                                     Vice President, ING Variable
                                                                     Annuities Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson     Vice President    1             N/A          Employed by SEI Investments                   N/A
(41)                    and                                          since 2004. General Counsel,
                        Assistant                                    CITCO Mutual Fund Services
                        Secretary                                    (2003-2004); Vice President
                                                                     and Associate Counsel,
                                                                     Oppenheimer Funds
                                                                     (1998-2003).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang         Vice President    1             N/A          Employed by SEI Investments                   N/A
(32)                    and                                          since January 2005. Counsel,
                        Assistant                                    Caledonian Bank and Trust's
                        Secretary                                    Mutual Funds Group in 2004;
                                                                     Counsel, Permal Asset Management
                                                                     (2001-2004); Associate, Schulte,
                                                                     Roth and Zabel's Investment
                                                                     Management Group (2000-2001).
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala         Vice President    1             N/A          Vice President and Assistant                  N/A
(31)                    and                                          Secretary of SEI Investments
                        Secretary                                    Management Corporation and Vice
                                                                     President and Assistant Secretary
                                                                     of SEI Investments Global Funds
                                                                     Services. Compliance Officer
                                                                     of SEI Investments (2001-2004).
                                                                     Account and Product Consultant,
                                                                     SEI Private Trust Company
                                                                     (1998-2001).
------------------------------------------------------------------------------------------------------------------------------------



For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-888-462-5386.

www.oakfunds.com

Disclosure of Fund Expenses (unaudited)


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.


1-888-462-5386

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------

                                                    BEGINNING            ENDING                                 EXPENSES
                                                      ACCOUNT           ACCOUNT             ANNUALIZED            PAID
                                                       VALUE             VALUE                EXPENSE            DURING
                                                     05/01/05          10/31/05               RATIOS             PERIOD*
------------------------------------------------------------------------------------------------------------------------------------
White Oak Select Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                               $1,000.00        $ 1,087.80                1.19%             $6.26
   Hypothetical Fund Return                          1,000.00          1,019.21                1.19               6.06
------------------------------------------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                1,000.00          1,106.20                1.15               6.11
   Hypothetical Fund Return                          1,000.00          1,019.41                1.15               5.85
------------------------------------------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                1,000.00          1,129.30                1.15               6.17
   Hypothetical Fund Return                          1,000.00          1,019.41                1.15               5.85
------------------------------------------------------------------------------------------------------------------------------------
River Oak Discovery Fund**
------------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                1,000.00          1,010.00                1.35               4.53
   Hypothetical Fund Return                          1,000.00          1,012.20                1.35               4.54
------------------------------------------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                1,000.00          1,097.20                1.15               6.08
   Hypothetical Fund Return                          1,000.00          1,019.41                1.15               5.85
------------------------------------------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                1,000.00          1,051.30                1.15               5.95
   Hypothetical Fund Return                          1,000.00          1,019.41                1.15               5.85
------------------------------------------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                1,000.00          1,117.90                1.15               6.14
   Hypothetical Fund Return                          1,000.00          1,019.41                1.15               5.85
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period since the Fund's inception).

www.oakfunds.com

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

1-888-462-5386

CONTACT US


BY MAIL          Oak Associates Funds
                 P.O. Box 219441
                 Kansas City, MO 64121-9441

BY TELEPHONE     1-888-462-5386

ON THE WEB       www.oakfunds.com

                 Click on the MY OAK ACCOUNT
                 section to take advantage of
                 these features:

                 o Trade Online

                 o Access and Update Account Information

                 o Go Paperless with E-Delivery


The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-462-5386; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[LOGO OMITTED] OAK ASSOCIATES FUNDS


1-888-462-5386
P.O. Box 219441
Kansas City, MO 64121-9441
www.oakfunds.com

OAK-F-022-13000

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, the principal financial officer, controller or principal accounting officer, and any other person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Stanford Phelps. He is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services
                   Trust that were   service           service           Trust that were   service           to service
                   pre-approved      affiliates        affiliates that   pre-approved      affiliates        affiliates that
                                     that were         did not require                     that were         did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit         $ 101,500            N/A               N/A             $ 72,500            N/A               N/A
        Fees(1)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related    N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:

(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Not applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%
                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%
                ---------------------------- ----------------- ----------------

    (f) Not applicable

    (g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

    (h) Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust's Nominating Committee will review shareholder recommendations for nominations to fill vacancies on the Trust's Board of Trustees if such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

     (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

   (b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Oak Associates Funds


By (Signature and Title)*               /S/ WILLIAM E. WHITE
                                        --------------------
                                        William E. White, President


Date:  December 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /S/ WILLIAM E. WHITE
                                        --------------------
                                        William E. White, President


Date:  December 29, 2005


By (Signature and Title)*               /S/ ERIC KLEINSCHMIDT
                                        ---------------------
                                        Eric Kleinschmidt, Treasurer & CFO


Date:  December 29, 2005


* Print the name and title of each signing officer under his or her signature.